UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

BlackRock Alternative Capital Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Short-Term Inflation-Protected Securities Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 6.7%
Academic Loan Funding Trust, Series 2012-1A, Class A1, 1.23%, 12/27/22 (a)(b)	$65	$65,069
Access Group, Inc., Series 2005-B, Class A2, 0.85%, 7/25/22 (b)	10	9,938
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-4, 2.68%, 10/09/18	100	100,503
Series 2013-1, 2.09%, 2/08/19	100	100,064
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015- NPLA, Class A, 3.72%, 7/28/35 (a)	84	83,602
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (a)	52	51,617
GCAT LLC, 4.25%, 10/25/19 (a)	93	92,802
National Collegiate Student Loan Trust (b):
Series 2004-2, Class A4, 0.74%, 11/27/28	80	79,063
Series 2005-1, Class A4, 0.67%, 11/27/28	58	57,033
Series 2006-3, Class A3, 0.58%, 10/25/27	66	65,857
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.38%, 2/25/35 (b)	67	66,447
Residential Asset Mortgage Trust, Series 2005-EFC4, 0.87%, 9/25/35	85	84,118
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18	100	101,088
Series 2013-1, Class C, 1.76%, 1/15/19	88	88,580
Series 2013-3, Class B, 1.19%, 5/15/18	33	32,703
Series 2013-3, Class C, 1.81%, 4/15/19	100	100,223
Series 2013-3, Class D, 2.42%, 4/15/19	100	100,007
Series 2013-4, Class C, 3.25%, 1/15/20	100	101,150
Series 2014-1, Class C, 2.36%, 4/15/20	100	100,322

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust (continued):
Series 2014-1, Class D, 2.91%, 4/15/20	$100	$100,035
Series 2014-5, Class C, 2.46%, 6/15/20	100	100,611
SLM Private Credit Student Loan Trust (b):
Series 2004-B, Class A2, 0.83%, 6/15/21	15	14,525
Series 2006-B, Class A4, 0.81%, 3/15/24	52	51,633
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (a)	84	82,317
Total Asset-Backed Securities — 6.7%		1,829,307

Common Stocks	Shares
Automobiles — 0.2%
Ford Motor Co.	2,174	29,349
General Motors Co.	950	29,859

		59,208
Biotechnology — 0.1%
AbbVie, Inc.	516	29,474
Capital Markets — 0.1%
Invesco Ltd.	988	30,401
Chemicals — 0.4%
Dow Chemical Co.	587	29,855
LyondellBasell Industries NV, Class A	358	30,637
Mosaic Co.	1,110	29,970

		90,462
Communications Equipment — 0.1%
Cisco Systems, Inc.	1,074	30,577
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	764	29,926
Verizon Communications, Inc.	553	29,906

		59,832
Electric Utilities — 0.6%
American Electric Power Co., Inc.	465	30,876
Duke Energy Corp.	390	31,465
Pinnacle West Capital Corp.	420	31,530
Southern Co.	599	30,986

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	727	$30,403

		155,260
Electrical Equipment — 0.3%
Eaton Corp. PLC	532	33,282
Emerson Electric Co.	590	32,084

		65,366
Energy Equipment & Services — 0.2%
Helmerich & Payne, Inc.	574	33,705
National Oilwell Varco, Inc.	938	29,172

		62,877
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	2,687	31,707
Insurance — 0.2%
Principal Financial Group, Inc.	728	28,720
Prudential Financial, Inc.	406	29,321

		58,041
IT Services — 0.1%
International Business Machines Corp.	211	31,956
Machinery — 0.3%
Caterpillar, Inc.	430	32,912
Cummins, Inc.	296	32,542

		65,454
Media — 0.1%
Viacom, Inc., Class B	764	31,538
Multi-Utilities — 0.6%
Ameren Corp.	613	30,711
CenterPoint Energy, Inc.	1,527	31,945
Consolidated Edison, Inc.	409	31,338
Dominion Resources, Inc.	417	31,325
Public Service Enterprise Group, Inc.	668	31,489

		156,808
Multiline Retail — 0.1%
Kohl’s Corp.	617	28,758
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.	404	27,646
Spectra Energy Corp.	944	28,886
Valero Energy Corp.	454	29,120

		85,652
Paper & Forest Products — 0.1%
International Paper Co.	782	32,093
Pharmaceuticals — 0.2%
Merck & Co., Inc.	551	29,153

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	961	$28,484

		57,637
Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle International Corp.	309	26,728
HCP, Inc.	925	30,136
Host Hotels & Resorts, Inc.	1,854	30,962
Kimco Realty Corp.	1,047	30,133
Prologis, Inc.	710	31,368
Realty Income Corp.	488	30,505
Welltower, Inc.	431	29,885
Weyerhaeuser Co.	1,063	32,932

		242,649
Specialty Retail — 0.1%
GameStop Corp., Class A	889	28,208
Technology Hardware, Storage & Peripherals — 0.1%
Seagate Technology PLC	948	32,659
Tobacco — 0.2%
Altria Group, Inc.	467	29,262
Philip Morris International, Inc.	314	30,807

		60,069
Total Common Stocks — 5.6%		1,526,686

Corporate Bonds	Par (000)
Aerospace & Defense — 0.4%
L-3 Communications Corp.:
5.20%, 10/15/19	$50	53,238
3.95%, 5/28/24	18	17,324
Lockheed Martin Corp., 2.90%, 3/01/25	50	50,786

		121,348
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 6/15/22 (a)	10	9,713
Airlines — 0.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)	10	9,800
Auto Components — 0.3%
General Motors Co., 4.00%, 4/01/25	50	48,759
Lear Corp., 5.25%, 1/15/25	35	36,269

		85,028

2	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Auto Parts — 0.1%
TPC Group, Inc., 8.75%, 12/15/20 (a)	$25	$17,500
Auto Services — 0.5%
AutoZone, Inc., 2.50%, 4/15/21	75	75,209
O’Reilly Automotive, Inc., 3.85%, 6/15/23	50	52,318

		127,527
Banks — 4.2%
The Bank of New York Mellon Corp., 2.60%, 8/17/20	40	40,962
Bank of Nova Scotia:
1.70%, 6/11/18	75	75,173
2.45%, 3/22/21	50	50,362
Barclays Bank PLC, 2.00%, 3/16/18	200	196,442
Capital One Financial Corp., 6.75%, 9/15/17	50	53,263
CIT Group, Inc., 3.88%, 2/19/19	35	34,913
Credit Suisse, New York, 5.40%, 1/14/20	150	162,576
HSBC Holdings PLC, 4.00%, 3/30/22	50	52,547
HSBC USA, Inc., 2.75%, 8/07/20	100	100,465
Rabobank Nederland, 3.88%, 2/08/22	50	53,331
State Street Corp., 2.55%, 8/18/20	35	36,047
Sumitomo Mitsui Financial Group Inc., 2.93%, 3/09/21	100	101,918
Wells Fargo & Co.:
1.15%, 6/02/17	50	50,054
2.15%, 1/15/19	50	50,897
3.00%, 1/22/21	50	51,831
3.45%, 2/13/23	25	25,638

		1,136,419
Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21	35	35,966
3.30%, 2/01/23	50	51,981
3.65%, 2/01/26	75	78,871
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50	58,276
Bottling Group LLC, 5.13%, 1/15/19	50	55,279
PepsiCo, Inc.:
1.50%, 2/22/19	30	30,356
2.75%, 4/30/25	50	51,241

		361,970
Biotechnology — 0.2%
Gilead Sciences, Inc., 2.55%, 9/01/20	40	41,193

Corporate Bonds	Par (000)	Value
Building Materials — 0.1%
Summit Materials LLC, 6.13%, 7/15/23	$10	$9,500
Vulcan Materials Co., 7.50%, 6/15/21	15	17,775

		27,275
Building Products — 0.3%
Building Materials Corp. of America, 5.38%, 11/15/24 (a)	35	35,525
Masco Corp., 4.38%, 4/01/26	50	50,906

		86,431
Capital Markets — 1.7%
Goldman Sachs Group, Inc.:
5.75%, 10/01/16	50	51,145
5.95%, 1/18/18	50	53,620
2.55%, 10/23/19	50	50,757
2.88%, 2/25/21	40	40,703
5.25%, 7/27/21	50	56,281
3.75%, 5/22/25	75	76,736
3.75%, 2/25/26	50	51,279
Morgan Stanley, 3.70%, 10/23/24	25	25,820
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	25	25,898
National Financial Partners Corp., 9.00%, 7/15/21 (a)	35	33,600

		465,839
Chemicals — 0.8%
Ashland, Inc., 4.75%, 8/15/22	35	35,525
Dow Chemical Co., 8.55%, 5/15/19	50	59,475
LYB International Finance BV, 4.00%, 7/15/23	50	52,457
Monsanto Co., 2.20%, 7/15/22	50	48,632
PolyOne Corp., 5.25%, 3/15/23	35	34,825

		230,914
Commercial Services & Supplies — 0.4%
ACCO Brands Corp., 6.75%, 4/30/20	35	37,013
RR Donnelley & Sons Co., 6.00%, 4/01/24	35	28,700
Team Health, Inc., 7.25%, 12/15/23 (a)	30	32,100

		97,813
Communications Equipment — 0.8%
Cisco Systems, Inc., 2.45%, 6/15/20	50	51,925
Juniper Networks, Inc.:
3.30%, 6/15/20	50	50,704

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	3

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Communications Equipment (continued)
Juniper Networks, Inc. (continued):
4.35%, 6/15/25	$25	$24,652
Plantronics, Inc., 5.50%, 5/31/23 (a)	50	49,125
Zayo Group LLC / Zayo Capital, Inc., 6.38%, 5/15/25	30	29,328

		205,734
Construction Materials — 0.1%
HD Supply, Inc.:
7.50%, 7/15/20	25	26,531
5.25%, 12/15/21 (a)	10	10,500

		37,031
Consumer Finance — 1.7%
Ally Financial, Inc.:
5.50%, 2/15/17	35	35,641
5.13%, 9/30/24	25	25,562
American Express Co., 8.13%, 5/20/19	50	59,181
Automatic Data Processing, Inc., 3.38%, 9/15/25	50	53,454
Block Financial LLC, 4.13%, 10/01/20	50	51,620
Everi Payments, Inc., 10.00%, 1/15/22	20	16,900
Navient Corp., 5.00%, 10/26/20	15	13,612
Synchrony Financial:
2.60%, 1/15/19	25	25,053
3.75%, 8/15/21	50	51,326
Total System Services, Inc., 3.80%, 4/01/21	25	25,710
Visa, Inc.:
2.20%, 12/14/20	35	35,870
2.80%, 12/14/22	40	41,715
3.15%, 12/14/25	40	41,755

		477,399
Containers & Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	15	14,775
Clearwater Paper Corp., 5.38%, 2/01/25 (a)	35	34,169

		48,944
Diversified Financial Services — 6.0%
Aircastle Ltd., 5.13%, 3/15/21	35	36,444
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)	35	37,205
Bank of America Corp.:
5.63%, 10/14/16	50	51,192
1.70%, 8/25/17	50	50,067
7.63%, 6/01/19	50	58,189
5.00%, 5/13/21	50	55,494

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued):
4.10%, 7/24/23	$50	$52,597
Citigroup, Inc.:
2.05%, 12/07/18	50	50,210
4.50%, 1/14/22	50	54,738
CME Group, Inc., 3.00%, 9/15/22	25	25,926
Deutsche Bank AG, 6.00%, 9/01/17	50	52,625
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100	104,393
FS Investment Corp., 4.75%, 5/15/22	25	24,763
General Electric Capital Corp.:
2.30%, 1/14/19	50	51,695
5.50%, 1/08/20	50	57,353
General Motors Financial Co., Inc.:
3.50%, 7/10/19	35	35,889
4.20%, 3/01/21	50	51,644
3.45%, 4/10/22	50	49,094
JPMorgan Chase & Co.:
1.35%, 2/15/17	50	50,110
1.70%, 3/01/18	50	50,200
6.30%, 4/23/19	50	56,547
2.55%, 3/01/21	50	50,443
4.63%, 5/10/21	50	55,436
3.88%, 9/10/24	25	25,639
3.13%, 1/23/25	50	50,175
3.30%, 4/01/26	50	50,406
Morgan Stanley:
5.55%, 4/27/17	100	104,268
2.20%, 12/07/18	40	40,294
2.65%, 1/27/20	50	50,739
4.88%, 11/01/22	25	27,086
3.88%, 1/27/26	50	52,160
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/01/22	50	43,125
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	25	26,625

		1,632,771
Diversified Telecommunication Services — 2.6%
AT&T, Inc.:
5.50%, 2/01/18	50	53,569
5.88%, 10/01/19	50	56,512
2.80%, 2/17/21	50	51,264
3.00%, 6/30/22	50	50,727
3.95%, 1/15/25	50	51,967
3.40%, 5/15/25	50	50,117
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	25	25,774

4	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc., 6.45%, 6/15/21	$50	$50,656
Cincinnati Bell, Inc., 8.38%, 10/15/20	50	50,750
Frontier Communications Corp.:
8.50%, 4/15/20	35	36,204
10.50%, 9/15/22 (a)	35	35,875
Verizon Communications, Inc.:
1.35%, 6/09/17	50	50,143
4.50%, 9/15/20	50	55,201
5.15%, 9/15/23	75	86,566

		705,325
Electric Utilities — 1.6%
Berkshire Hathaway Energy Co., 2.40%, 2/01/20	50	50,946
Black Hills Corp., 3.95%, 1/15/26	25	26,215
Duke Energy Corp., 3.05%, 8/15/22	50	50,473
Exelon Generation Co. LLC, 4.00%, 10/01/20	25	26,130
Pacific Gas & Electric Co., 3.25%, 6/15/23	50	51,794
Progress Energy, Inc., 4.88%, 12/01/19	50	54,835
Southern Co., 2.45%, 9/01/18	50	50,800
Southern Power Co.:
1.85%, 12/01/17	50	50,367
4.15%, 12/01/25	25	25,759
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)	35	30,362
6.50%, 6/01/25	15	12,450

		430,131
Electrical Equipment — 0.2%
Amphenol Corp., 1.55%, 9/15/17	50	49,912
Electronic Equipment, Instruments & Components — 0.3%
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (a)	35	38,183
General Cable Corp., 5.75%, 10/01/22	50	39,500

		77,683
Energy Equipment & Services — 0.4%
Halliburton Co.:
2.70%, 11/15/20	50	50,761
3.80%, 11/15/25	50	50,077
Transocean, Inc., 4.30%,
10/15/22	25	13,813

		114,651

Corporate Bonds	Par (000)	Value
Food & Staples Retailing — 1.6%
Albertsons Holdings LLC / Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22 (a)	$15	$16,238
B&G Foods, Inc., 4.63%, 6/01/21	35	35,437
CVS Health Corp., 2.80%, 7/20/20	50	51,893
JM Smucker Co., 1.75%, 3/15/18	50	50,200
Kraft Heinz Food Co. (a)
2.00%, 7/02/18	100	100,925
3.95%, 7/15/25	50	53,202
Sysco Corp., 2.60%, 10/01/20	25	25,488
Target Corp., 3.88%, 7/15/20	50	54,702
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	50	50,111

		438,196
Food Products — 1.0%
Dean Foods Co., 6.50%, 3/15/23 (a)	50	51,437
Kellogg Co., 3.25%, 4/01/26	25	25,614
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)	50	50,188
Post Holdings, Inc., 8.00%, 7/15/25 (a)	50	55,500
Sysco Corp.:
3.75%, 10/01/25	50	52,586
3.30%, 7/15/26	30	30,429

		265,754
Forest Products — 0.1%
JBS USA LLC / JBS USA Finance, Inc., 5.88%, 7/15/24 (a)	35	31,588
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	50	48,250
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.:
2.85%, 5/15/20	50	50,780
3.38%, 5/15/22	50	51,041
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)	50	44,250
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/01/18	35	35,087
Mallinckrodt International Finance SA, 4.88%, 4/15/20 (a)	10	9,370
Medtronic, Inc., 2.50%, 3/15/20	50	51,740
Stryker Corp.:
2.00%, 3/08/19	25	25,267
4.38%, 1/15/20	50	54,092

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	5

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Stryker Corp. (continued):
3.38%, 11/01/25	$50	$51,285

		372,912
Health Care Providers & Services — 1.4%
Aetna, Inc., 2.75%, 11/15/22	50	49,844
AmerisourceBergen Corp., 3.25%, 3/01/25	50	50,702
Cardinal Health, Inc., 1.95%, 6/15/18	35	35,164
Centene Escrow Corp., 5.63%, 2/15/21 (a)	30	31,275
HCA, Inc., 3.75%, 3/15/19	35	35,854
UnitedHealth Group, Inc.:
6.00%, 2/15/18	50	54,287
2.13%, 3/15/21	40	40,350
3.75%, 7/15/25	50	53,874
WellPoint, Inc., 3.50%, 8/15/24	25	25,302

		376,652
Hotels, Restaurants & Leisure — 0.9%
Burger King / New Red Finance, Inc., 4.63%, 1/15/22 (a)	35	35,613
GLP Capital LP / GLP Financing II, Inc., 4.88%, 11/01/20	35	36,400
McDonald’s Corp.:
2.20%, 5/26/20	50	50,930
3.38%, 5/26/25	50	52,097
Pinnacle Entertainment, Inc., 6.38%, 8/01/21	15	15,900
Scientific Games International, Inc., 10.00%, 12/01/22	15	12,150
Wyndham Worldwide Corp., 2.50%, 3/01/18	50	50,009

		253,099
Household Durables — 0.3%
Lennar Corp., 4.50%, 6/15/19	35	36,137
RSI Home Products, Inc., 6.50%, 3/15/23 (a)	15	15,638
Shea Homes LP / Shea Homes Funding Corp., 6.13%, 4/01/25 (a)	25	24,500

		76,275
Household Products — 0.1%
Newell Rubbermaid, Inc., 2.15%, 10/15/18	25	25,001
Tempur Sealy International Inc., 5.63%, 10/15/23 (a)	15	15,431

		40,432

Corporate Bonds	Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.:
7.38%, 7/01/21	$65	$72,800
5.50%, 3/15/24	50	48,875

		121,675
Insurance — 1.5%
Aflac, Inc., 4.00%, 2/15/22	50	53,749
Allstate Corp., 3.15%, 6/15/23	50	51,404
American International Group, Inc., 5.85%, 1/16/18	50	53,602
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	50	55,598
Berkshire Hathaway, Inc., 3.13%, 3/15/26	30	30,760
CNO Financial Group, Inc., 4.50%, 5/30/20	10	10,200
HUB International Ltd., 7.88%, 10/01/21 (a)	25	24,625
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	50	50,451
3.75%, 3/14/26	50	51,188
XLIT Ltd., 4.45%, 3/31/25	25	24,755

		406,332
Internet & Catalog Retail — 0.2%
Amazon.com, Inc., 2.60%, 12/05/19	50	52,017
Internet Software & Services — 0.6%
eBay, Inc., 2.50%, 3/09/18	100	101,622
Expedia, Inc., 4.50%, 8/15/24	25	25,167
VeriSign, Inc., 4.63%, 5/01/23	35	35,350

		162,139
IT Services — 0.5%
First Data Corp. (a):
6.75%, 11/01/20	35	36,803
7.00%, 12/01/23	40	40,400
Verisk Analytics, Inc., 4.00%, 6/15/25	25	25,185
Western Digital Corp., 10.50%, 4/01/24	45	45,112

		147,500
Machinery — 0.1%
Case New Holland Industrial, Inc., 7.88%, 12/01/17	15	16,125
Media — 2.1%
CCO Safari II LLC, 3.58%, 7/23/20 (a)	50	51,092
Comcast Corp., 6.30%, 11/15/17	50	54,054
CSC Holdings LLC, 5.25%, 6/01/24	100	89,125

6	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Media (continued)
DISH DBS Corp., 5.88%, 11/15/24	$25	$22,938
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	35	22,575
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)	35	36,662
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)	50	51,250
Omnicom Group, Inc., 3.60%, 4/15/26 (c)	100	102,436
Sirius XM Radio, Inc., 5.38%, 4/15/25 (a)	35	35,612
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	35	35,700
Time Warner Cable, Inc., 4.00%, 9/01/21	20	20,928
Univision Communications, Inc., 5.13%, 2/15/25 (a)	15	14,813
West Corp., 5.38%, 7/15/22 (a)	35	32,106

		569,291
Metals & Mining — 0.6%
Aleris International, Inc., 7.88%, 11/01/20	13	10,985
ArcelorMittal, 10.85%, 6/01/19	50	55,875
BHP Billiton Finance USA, Ltd., 1.88%, 11/21/16	50	50,194
Teck Resources, Ltd., 6.25%, 7/15/41	50	28,750
United States Steel Corp., 7.38%, 4/01/20	35	27,300

		173,104
Multi-Utilities — 0.2%
Dominion Resources, Inc., 4.45%, 3/15/21	50	54,061
Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV, 5.63%, 11/01/24 (a)	15	15,600
Oil, Gas & Consumable Fuels — 3.1%
BP Capital Markets PLC, 2.24%, 9/26/18	50	50,635
California Resources Corp., 6.00%, 11/15/24	4	900
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/01/22	25	22,125
Exxon Mobil Corp.:
2.22%, 3/01/21	55	55,974
2.73%, 3/01/23	70	71,193

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc., 3.05%, 12/01/19	$25	$24,613
Marathon Petroleum Corp.:
2.70%, 12/14/18	50	49,941
3.40%, 12/15/20	50	49,179
Occidental Petroleum Corp.:
2.60%, 4/15/22	85	85,714
3.50%, 6/15/25	20	20,482
3.40%, 4/15/26 (c)	30	30,287
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)	15	14,925
PBF Holding Co. LLC / PBF Finance Corp., 7.00%, 11/15/23 (a)	45	42,694
Phillips 66, 4.30%, 4/01/22	56	59,621
Phillips 66 Partners LP, 2.65%, 2/15/20	75	72,229
Shell International Finance BV, 2.25%, 11/10/20	25	25,357
TransCanada PipeLines, Ltd.,
3.13%, 1/15/19	30	30,325
3.80%, 10/01/20	50	51,869
Valero Energy Corp., 3.65%, 3/15/25	45	44,208
Williams Partners LP, 4.00%, 9/15/25	25	20,117
WPX Energy, Inc., 7.50%, 8/01/20	15	11,700

		834,088
Pharmaceuticals — 1.2%
AbbVie, Inc., 1.80%, 5/14/18	50	50,336
Actavis Funding SCS, 3.00%, 3/12/20	50	51,410
JLL/Delta Dutch Pledgeco BV, (8.75% Cash or 9.5%PIK), 8.75%, 5/01/20 (a)(d)	15	14,625
Johnson & Johnson, 2.05%, 3/01/23	25	25,107
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	50	50,425
Novartis Capital Corp., 2.40%, 9/21/22	50	51,204
Pfizer, Inc.:
6.20%, 3/15/19	50	56,909
3.40%, 5/15/24	25	26,812
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (a)	15	12,225

		339,053

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	7

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Real Estate — 0.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17	$15	$14,850
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.50%, 1/31/23	25	25,237
Digital Realty Trust, Inc., 3.40%, 10/01/20	50	51,115
HCP, Inc., 4.00%, 6/01/25	50	48,049
Health Care REIT, Inc., 3.75%, 3/15/23	50	49,947
Simon Property Group LP:
2.20%, 2/01/19	50	50,754
4.38%, 3/01/21	50	55,046

		280,148
Road & Rail — 0.3%
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)	15	10,350
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	50	55,254
OPE KAG Finance Sub, Inc., 7.88%, 7/31/23 (a)	15	14,963

		80,567
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp., 2.45%, 7/29/20	30	31,047
Qorvo, Inc., 6.75%, 12/01/23 (a)	50	51,625
Seagate HDD Cayman, 4.75%, 1/01/25	25	19,526

		102,198
Software — 0.5%
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)	15	10,800
Infor US, Inc., 6.50%, 5/15/22	30	27,300
Microsoft Corp., 2.65%, 11/03/22	50	51,990
Oracle Corp., 5.75%, 4/15/18	50	54,669

		144,759
Specialty Retail — 0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	50	52,954
Home Depot, Inc., 2.00%, 4/01/21	40	40,401
L Brands, Inc., 6.63%, 4/01/21	50	56,245
Lowe’s Cos., Inc., 3.75%, 4/01/26	50	50,983

		200,583
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.:
2.00%, 5/06/20	50	50,941

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued):
2.25%, 2/23/21	$50	$50,941
2.85%, 2/23/23	40	41,462
Hewlett Packard Enterprise Co. (a):
2.85%, 10/05/18	75	76,260
4.90%, 10/15/25	50	51,458

		271,062
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 6.88%, 5/01/22	35	37,800
Thrifts & Mortgage Finance — 0.1%
Quicken Loans, Inc., 5.75%, 5/01/25 (a)	15	14,550
Radian Group, Inc., 5.25%, 6/15/20	25	24,438

		38,988
Tobacco — 1.3%
Altria Group, Inc.:
2.63%, 1/14/20	50	51,681
4.00%, 1/31/24	50	55,036
Philip Morris International, Inc.:
5.65%, 5/16/18	50	54,665
3.25%, 11/10/24	25	26,809
Reynolds American, Inc.:
2.30%, 6/12/18	50	50,998
4.85%, 9/15/23	50	56,484
4.45%, 6/12/25	25	27,506
Vector Group, Ltd., 7.75%, 2/15/21	35	36,750

		359,929
Wireless Telecommunication Services — 0.9%
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 4/15/23 (a)	15	14,588
Crown Castle International Corp., 4.88%, 4/15/22	35	37,457
DuPont Fabros Technology LP, 5.63%, 6/15/23	15	15,375
Sprint Communications, Inc., 6.00%, 11/15/22	25	18,281
Sprint Corp., 7.88%, 9/15/23	25	19,120
T-Mobile USA, Inc.:
6.63%, 4/01/23	50	52,625
6.38%, 3/01/25	50	51,187

8	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC, 2.95%, 2/19/23	$50	$49,853

		258,486
Total Corporate Bonds — 48.2%		13,181,864

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.1%
Fannie Mae (b):
Series 2014-C02, Class 2M1, 1.38%, 5/25/24	76	75,000
Series 2014-C02, Class 2M2, 3.03%, 5/25/24	100	90,288
Series 2014-C03, Class 2M2, 3.33%, 7/25/24	100	91,570
Series 2014-C04, Class 1M1, 2.38%, 11/25/24	50	50,369
Series 2014-C04, Class 2M1, 2.53%, 11/25/24	44	44,467
Series 2015-C01, Class 1M2, 4.73%, 2/25/25	100	99,949
Series 2015-C02, Class 1M2, 4.43%, 5/25/25	100	97,266
Series 2015-C02, Class 2M2, 4.43%, 5/25/25	100	97,802
Series 2015-C03, Class 2M1, 1.93%, 7/25/25	96	96,399
Series 2015-C04, Class 2M1, 2.13%, 4/25/28	97	96,947

		840,057
Commercial Mortgage-Backed Securities — 6.3%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.54%, 6/10/49 (b)	80	82,304
Bear Stearns Commercial Mortgage Securities Trust 2007- PWR18, Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)	100	103,592
CD Mortgage Trust, Series 2006- CD3, Class A5, 5.62%, 10/15/48	63	62,985
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A1A, 5.81%, 12/10/49 (b)	101	104,775
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49 (b)	64	67,172
Commercial Mortgage Trust, Series 2007-GG9, Class A1A, 5.43%, 3/10/39	79	81,124

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)	$37	$37,333
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)	88	90,594
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB17, Class A4, 5.43%, 12/12/43	81	81,571
Series 2006-LDP8, Class A1A, 5.40%, 5/15/45	87	87,598
Series 2006-LDP8, Class A4, 5.40%, 5/15/45	55	54,917
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	92	93,663
Series 2007-CB18, Class A4, 5.44%, 6/12/47	89	90,742
Merrill Lynch Mortgage Trust, Series 2006-C2 (b):
Class A4, 5.74%, 8/12/43	83	83,329
Class AM, 5.78%, 8/12/43	50	50,248
ML-CFC Commercial Mortgage Trust (b):
Series 2006-3, Class AM, 5.46%, 7/12/46	100	100,883
Series 2007-7, Class A4, 5.74%, 6/12/50	90	93,175
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class AMFX, 5.37%, 12/15/43	100	101,693
Series MSC 2006, Class AM, 5.89%, 8/12/41 (b)	100	100,426
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A4, 5.57%, 10/15/48	98	98,982
Series 2007-C32, Class A1A, 5.70%, 6/15/49 (b)	69	71,697

		1,738,803
Total Non-Agency Mortgage-Backed Securities — 9.4%		2,578,860

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 56.3%
Fannie Mae Mortgage-Backed Securities (e):
2.50%, 4/01/31 - 4/13/46	105	106,269
3.00%, 2/01/31 - 4/01/46	1,982	2,043,009
3.50%, 4/01/31 - 4/01/46	1,918	2,011,985
4.00%, 4/01/31 - 4/01/46	1,644	1,756,163

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	9

Schedule of Investments (continued)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (e) (continued):
4.50%, 4/01/31 - 5/01/46	$2,125	$2,306,077
5.00%, 4/01/46 - 5/01/46	1,176	1,300,605
5.50%, 4/01/46	750	841,044
Freddie Mac Mortgage-Backed Securities (e):
2.50%, 4/01/31	275	282,300
3.00%, 2/01/31 - 4/01/46	537	553,293
3.50%, 4/01/31 - 4/01/46	850	892,094
4.00%, 4/01/31 - 4/01/46	592	629,645
4.50%, 4/01/46	250	271,558
Ginnie Mae Mortgage-Backed Securities (e):
3.00%, 4/01/46	100	103,588
3.50%, 1/01/46 - 4/01/46	558	589,337
4.00%, 1/01/46 - 4/01/46	1,226	1,311,366
4.50%, 11/01/45 - 4/01/46	369	397,843
5.00%, 4/01/46	25	27,082

		15,423,258
Total U.S. Government Sponsored Agency Securities — 56.3%		15,423,258

U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 2.00%, 8/15/25	50	50,961
Total Long-Term Investments (Cost — $34,464,487) — 126.4%		34,590,936

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (f)(g)	3,417,426	$3,417,426
Total Short-Term Securities (Cost — $3,417,426) — 12.5%		3,417,426
Total Investments Before TBA Sale Commitments (Cost — $37,881,913*) — 138.9%		38,008,362

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (e):
3.50%, 4/01/31	$100	(105,601)
4.00%, 4/01/46	573	(612,215)
4.50%, 4/01/46	675	(734,484)
5.00%, 4/01/46	426	(471,354)
Freddie Mac Mortgage-Backed Securities, 3.00%, 4/01/31 (e)	274	(286,437)
Ginnie Mae Mortgage-Backed Securities (e):
3.00%, 4/01/46	1,000	(1,035,879)
4.00%, 4/01/46	151	(161,411)
Total TBA Sale Commitments (Proceeds — $3,392,739) — 12.4%		(3,407,381)
Total Investments, Net of TBA Sale Commitments (Cost — $34,489,174) — 126.5%		34,600,981
Liabilities in Excess of Other Assets — (26.5)%		(7,243,762)

Net Assets — 100.0%		$27,357,219

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,233,090

Gross unrealized appreciation	$374,783
Gross unrealized depreciation	(599,511)

Net unrealized appreciation	$(224,728)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	When-issued security.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

10	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$(126,030)	$(1,699)
Citigroup Global Markets Inc.	$1,447,025	$6,627
Credit Suisse Securities (USA) LLC	$2,866,910	$9,620
Goldman Sachs & Co	$(1,030,014)	$(8,026)
J.P.Morgan Securities Inc.	$1,484,530	$2,550
Morgan Stanley & Co. Inc.	$2,258,946	$13,931
Nomura Securities International Inc.	$173,122	$247
Bank of America Securities LLC	$232,079	$862
Deutsche Bank Securities, Inc.	$561,196	$1,374

(f)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,676,641	(1,259,215)[1]	3,417,426	$3,417,426	$4,446
[1] Represents net shares sold.

(g)	Current yield as of period end.

Portfolio Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NYSE	New York Stock Exchange
NZD	New Zealand Dollar
OTC	Over-the-Counter
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	11

Schedule of Investments (continued)

TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	Euro-Bund Futures	June 2016	EUR	371,684	$(3,136)
6	German Euro BTP Futures	June 2016	EUR	960,069	8,318
(5)	German Euro OAT Futures	June 2016	EUR	900,306	(665)
14	UK Long Gilt Bond	June 2016	GBP	2,437,430	(417)
(11)	10-Year Australian T-Bond	June 2016	AUD	1,104,210	(4,366)
12	10-Year Canada Bond Future	June 2016	CAD	1,303,530	(1,804)
(1)	2-Year U.S. Treasury Note	June 2016	USD	218,750	212
2	5-Year U.S. Treasury Note	June 2016	USD	242,328	2,399
(10)	10-Year U.S. Treasury Note	June 2016	USD	1,303,906	(10,968)
(1)	Long U.S. Treasury Bond	June 2016	USD	164,438	889
Total					$(9,538)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	60,000	USD	16,349	Citibank, N.A.	4/04/16	$338
BRL	40,000	USD	11,239	Goldman Sachs International	4/04/16	(115)
BRL	20,000	USD	5,620	Morgan Stanley & Co. International PLC	4/04/16	(57)
USD	16,859	BRL	60,000	Citibank, N.A.	4/04/16	172
USD	10,817	BRL	40,000	Goldman Sachs International	4/04/16	(308)
USD	5,445	BRL	20,000	Morgan Stanley & Co. International PLC	4/04/16	(117)
USD	16,240	BRL	60,000	Citibank, N.A.	5/03/16	(314)
AUD	30,000	USD	22,470	BNP Paribas S.A.	6/15/16	451
AUD	10,000	USD	7,499	Morgan Stanley & Co. International PLC	6/15/16	142
CAD	20,000	USD	15,167	Bank Of America, N.A.	6/15/16	234
CAD	10,000	USD	7,583	Bank Of America, N.A.	6/15/16	117
CAD	20,000	USD	15,508	Barclays Bank PLC	6/15/16	(107)
CAD	10,000	USD	7,533	BNP Paribas S.A.	6/15/16	167
CAD	190,000	USD	143,130	BNP Paribas S.A.	6/15/16	3,173
CAD	6,181	USD	4,764	Citibank, N.A.	6/15/16	(5)
CAD	23,819	USD	18,331	Citibank, N.A.	6/15/16	11
CHF	40,000	USD	41,137	BNP Paribas S.A.	6/15/16	595
CLP	9,000,000	USD	13,127	Goldman Sachs International	6/15/16	223
CLP	4,000,000	USD	5,834	Goldman Sachs International	6/15/16	99
CLP	4,000,000	USD	5,834	Goldman Sachs International	6/15/16	99
CLP	6,000,000	USD	8,876	HSBC Bank USA, N.A.	6/15/16	24

12	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	30,000,000	USD	9,731	Credit Suisse International	6/15/16	$195
COP	20,000,000	USD	6,487	Credit Suisse International	6/15/16	130
COP	120,000,000	USD	38,291	Credit Suisse International	6/15/16	1,412
COP	40,000,000	USD	12,764	Credit Suisse International	6/15/16	471
EUR	3,170	HUF	1,000,000	BNP Paribas S.A.	6/15/16	(6)
EUR	11,887	HUF	3,748,779	Citibank, N.A.	6/15/16	(19)
EUR	29,349	HUF	9,251,221	Credit Suisse International	6/15/16	(30)
EUR	190,000	USD	212,530	BNP Paribas S.A.	6/15/16	4,146
EUR	10,000	USD	11,186	BNP Paribas S.A.	6/15/16	218
EUR	10,000	USD	11,356	Citibank, N.A.	6/15/16	48
EUR	15,000	USD	17,056	Citibank, N.A.	6/15/16	50
EUR	15,000	USD	17,111	Citibank, N.A.	6/15/16	(5)
EUR	10,000	USD	11,223	Morgan Stanley & Co. International PLC	6/15/16	181
GBP	30,000	USD	42,803	Citibank, N.A.	6/15/16	294
GBP	10,000	USD	14,437	Citibank, N.A.	6/15/16	(71)
HUF	1,353,794	EUR	4,293	Citibank, N.A.	6/15/16	7
HUF	1,407,950	EUR	4,483	Citibank, N.A.	6/15/16	(14)
HUF	4,233,458	EUR	13,426	Credit Suisse International	6/15/16	19
HUF	5,369,652	EUR	17,077	Credit Suisse International	6/15/16	(30)
HUF	5,412,748	EUR	17,171	Deutsche Bank AG	6/15/16	18
HUF	2,815,091	EUR	8,958	HSBC Bank USA, N.A.	6/15/16	(22)
HUF	1,407,307	EUR	4,479	JPMorgan Chase Bank, N.A.	6/15/16	(12)
HUF	432,410	USD	1,564	Credit Suisse International	6/15/16	2
HUF	5,621,325	USD	20,327	Credit Suisse International	6/15/16	29
HUF	2,708,938	USD	9,819	Deutsche Bank AG	6/15/16	(10)
HUF	208,380	USD	755	Deutsche Bank AG	6/15/16	(1)
HUF	4,000,000	USD	14,446	Deutsche Bank AG	6/15/16	39
HUF	3,933,003	USD	14,239	JPMorgan Chase Bank, N.A.	6/15/16	2
HUF	302,539	USD	1,095	JPMorgan Chase Bank, N.A.	6/15/16	—
HUF	736,734	USD	2,670	UBS AG	6/15/16	(2)
HUF	56,672	USD	205	UBS AG	6/15/16	—
IDR	210,000,000	USD	15,556	Citibank, N.A.	6/15/16	265
IDR	110,000,000	USD	8,234	HSBC Bank USA, N.A.	6/15/16	54
IDR	110,000,000	USD	8,109	UBS AG	6/15/16	178
IDR	270,000,000	USD	19,904	UBS AG	6/15/16	437
ILS	42,477	USD	11,130	Bank Of America, N.A.	6/15/16	197
ILS	25,729	USD	6,861	Bank Of America, N.A.	6/15/16	—
ILS	10,293	USD	2,745	Barclays Bank PLC	6/15/16	(1)
ILS	700,000	USD	182,940	BNP Paribas S.A.	6/15/16	3,722
ILS	600,000	USD	156,805	BNP Paribas S.A.	6/15/16	3,190
ILS	5,147	USD	1,372	Citibank, N.A.	6/15/16	—
ILS	35,173	USD	9,320	Credit Suisse International	6/15/16	59
ILS	104,363	USD	27,305	Credit Suisse International	6/15/16	525
ILS	3,685	USD	982	Deutsche Bank AG	6/15/16	—
ILS	53,160	USD	13,912	HSBC Bank USA, N.A.	6/15/16	264
ILS	51,840	USD	13,742	HSBC Bank USA, N.A.	6/15/16	81
ILS	12,987	USD	3,436	JPMorgan Chase Bank, N.A.	6/15/16	28
ILS	5,146	USD	1,372	UBS AG	6/15/16	—
INR	400,000	USD	5,977	Bank Of America, N.A.	6/15/16	(2)
INR	2,700,000	USD	39,782	Citibank, N.A.	6/15/16	548

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	13

Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	9,600,000	USD	141,447	Citibank, N.A.	6/15/16	$1,949
INR	1,432,620	USD	21,210	HSBC Bank USA, N.A.	6/15/16	190
INR	665,145	USD	9,847	HSBC Bank USA, N.A.	6/15/16	88
INR	1,100,000	USD	16,408	HSBC Bank USA, N.A.	6/15/16	23
INR	500,000	USD	7,458	HSBC Bank USA, N.A.	6/15/16	10
INR	1,367,380	USD	20,257	JPMorgan Chase Bank, N.A.	6/15/16	167
INR	634,855	USD	9,405	JPMorgan Chase Bank, N.A.	6/15/16	78
KRW	120,000,000	USD	102,555	Citibank, N.A.	6/15/16	2,004
KRW	30,000,000	USD	25,639	Citibank, N.A.	6/15/16	501
KRW	25,000,000	USD	21,366	Citibank, N.A.	6/15/16	417
KRW	10,000,000	USD	8,734	Goldman Sachs International	6/15/16	(20)
KRW	15,000,000	USD	13,100	Goldman Sachs International	6/15/16	(31)
KRW	25,000,000	USD	21,406	HSBC Bank USA, N.A.	6/15/16	377
KRW	5,000,000	USD	4,354	Morgan Stanley & Co. International PLC	6/15/16	2
KRW	25,000,000	USD	21,772	Morgan Stanley & Co. International PLC	6/15/16	11
MXN	100,000	USD	5,786	Deutsche Bank AG	6/15/16	(36)
MXN	1,600,000	USD	89,985	UBS AG	6/15/16	2,029
MXN	2,300,000	USD	129,354	UBS AG	6/15/16	2,917
MXN	800,000	USD	44,993	UBS AG	6/15/16	1,015
MXN	700,000	USD	39,368	UBS AG	6/15/16	888
MYR	50,000	USD	12,736	Deutsche Bank AG	6/15/16	156
MYR	50,000	USD	12,736	Deutsche Bank AG	6/15/16	156
MYR	150,000	USD	37,528	Morgan Stanley & Co. International PLC	6/15/16	1,146
NOK	100,000	USD	12,034	Citibank, N.A.	6/15/16	47
NZD	24,598	USD	17,031	Bank Of America, N.A.	6/15/16	(92)
NZD	130,000	USD	86,788	BNP Paribas S.A.	6/15/16	2,737
NZD	130,000	USD	86,788	BNP Paribas S.A.	6/15/16	2,737
NZD	200,000	USD	133,520	BNP Paribas S.A.	6/15/16	4,210
NZD	90,000	USD	60,452	Citibank, N.A.	6/15/16	1,527
NZD	30,000	USD	20,151	Citibank, N.A.	6/15/16	509
NZD	5,402	USD	3,746	Citibank, N.A.	6/15/16	(26)
NZD	10,000	USD	6,897	Credit Suisse International	6/15/16	(11)
PHP	18,500,000	USD	397,508	Citibank, N.A.	6/15/16	3,811
PHP	5,800,000	USD	124,624	Citibank, N.A.	6/15/16	1,195
PHP	3,500,000	USD	75,204	Citibank, N.A.	6/15/16	721
PHP	600,000	USD	12,990	Deutsche Bank AG	6/15/16	26
PHP	500,000	USD	10,825	Deutsche Bank AG	6/15/16	22
PHP	400,000	USD	8,673	JPMorgan Chase Bank, N.A.	6/15/16	4
PHP	400,000	USD	8,673	JPMorgan Chase Bank, N.A.	6/15/16	4
PLN	1,000,000	EUR	233,348	BNP Paribas S.A.	6/15/16	1,654
PLN	25,000	USD	6,576	Barclays Bank PLC	6/15/16	118
PLN	9,730	USD	2,559	Barclays Bank PLC	6/15/16	46
PLN	50,000	USD	13,330	Citibank, N.A.	6/15/16	58
PLN	115,270	USD	30,309	Credit Suisse International	6/15/16	556
PLN	500,000	USD	130,446	UBS AG	6/15/16	3,436
PLN	600,000	USD	156,535	UBS AG	6/15/16	4,123
PLN	450,000	USD	117,402	UBS AG	6/15/16	3,092
RON	50,000	USD	12,763	BNP Paribas S.A.	6/15/16	(21)

14	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON	50,000	USD	12,550	BNP Paribas S.A.	6/15/16	$192
RON	50,000	USD	12,553	Goldman Sachs International	6/15/16	189
RUB	1,500,000	USD	21,127	Citibank, N.A.	6/15/16	801
SEK	85,000	USD	10,466	Citibank, N.A.	6/15/16	32
SEK	115,000	USD	14,164	Citibank, N.A.	6/15/16	38
SEK	200,000	USD	24,185	Credit Suisse International	6/15/16	515
SEK	600,000	USD	72,460	UBS AG	6/15/16	1,638
SEK	500,000	USD	60,383	UBS AG	6/15/16	1,365
SEK	100,000	USD	12,077	UBS AG	6/15/16	273
SGD	2,989	USD	2,186	Citibank, N.A.	6/15/16	31
SGD	3,736	USD	2,732	Citibank, N.A.	6/15/16	38
SGD	5,978	USD	4,372	Citibank, N.A.	6/15/16	62
SGD	40,000	USD	29,642	Citibank, N.A.	6/15/16	23
SGD	20,000	USD	14,599	Credit Suisse International	6/15/16	233
SGD	15,000	USD	10,949	Credit Suisse International	6/15/16	175
SGD	10,000	USD	7,299	Credit Suisse International	6/15/16	117
SGD	10,096	USD	7,381	Deutsche Bank AG	6/15/16	106
SGD	10,000	USD	7,406	Deutsche Bank AG	6/15/16	10
SGD	20,000	USD	14,812	Deutsche Bank AG	6/15/16	20
SGD	20,000	USD	14,812	Deutsche Bank AG	6/15/16	20
SGD	5,048	USD	3,691	Deutsche Bank AG	6/15/16	53
SGD	6,310	USD	4,613	Deutsche Bank AG	6/15/16	66
SGD	14,954	USD	10,928	JPMorgan Chase Bank, N.A.	6/15/16	162
SGD	11,963	USD	8,742	JPMorgan Chase Bank, N.A.	6/15/16	129
SGD	23,926	USD	17,485	JPMorgan Chase Bank, N.A.	6/15/16	259
THB	150,000	USD	4,228	Barclays Bank PLC	6/15/16	29
THB	150,000	USD	4,229	Goldman Sachs International	6/15/16	28
THB	200,000	USD	5,653	UBS AG	6/15/16	23
TRY	14,807	USD	5,111	Barclays Bank PLC	6/15/16	38
TRY	50,000	USD	17,041	Citibank, N.A.	6/15/16	346
TRY	25,193	USD	8,737	Citibank, N.A.	6/15/16	24
TRY	210,000	USD	71,310	UBS AG	6/15/16	1,718
TWD	2,000,000	USD	61,463	Citibank, N.A.	6/15/16	756
TWD	200,000	USD	6,146	Citibank, N.A.	6/15/16	76
USD	3,756	AUD	4,904	Bank Of America, N.A.	6/15/16	9
USD	11,267	AUD	14,713	Bank Of America, N.A.	6/15/16	26
USD	89,881	AUD	120,000	BNP Paribas S.A.	6/15/16	(1,803)
USD	7,490	AUD	10,000	BNP Paribas S.A.	6/15/16	(150)
USD	112,351	AUD	150,000	BNP Paribas S.A.	6/15/16	(2,254)
USD	157,291	AUD	210,000	BNP Paribas S.A.	6/15/16	(3,155)
USD	11,708	AUD	15,287	Citibank, N.A.	6/15/16	28
USD	3,903	AUD	5,096	Citibank, N.A.	6/15/16	9
USD	7,652	AUD	10,000	Credit Suisse International	6/15/16	11
USD	7,652	AUD	10,000	Credit Suisse International	6/15/16	11
USD	37,493	AUD	50,000	Morgan Stanley & Co. International PLC	6/15/16	(709)
USD	7,499	AUD	10,000	Morgan Stanley & Co. International PLC	6/15/16	(142)
USD	75,834	CAD	100,000	Bank Of America, N.A.	6/15/16	(1,168)
USD	158,197	CAD	210,000	BNP Paribas S.A.	6/15/16	(3,507)
USD	173,263	CAD	230,000	BNP Paribas S.A.	6/15/16	(3,841)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	15

Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	112,998	CAD	150,000	BNP Paribas S.A.	6/15/16	$(2,505)
USD	30,877	CHF	30,000	Morgan Stanley & Co. International PLC	6/15/16	(422)
USD	4,353	CLP	3,000,000	BNP Paribas S.A.	6/15/16	(97)
USD	11,607	CLP	8,000,000	BNP Paribas S.A.	6/15/16	(260)
USD	11,638	CLP	8,000,000	Citibank, N.A.	6/15/16	(229)
USD	4,364	CLP	3,000,000	Citibank, N.A.	6/15/16	(86)
USD	17,600	CLP	12,000,000	Deutsche Bank AG	6/15/16	(199)
USD	9,573	COP	30,000,000	Credit Suisse International	6/15/16	(353)
USD	3,300	COP	10,000,000	Credit Suisse International	6/15/16	(8)
USD	13,102	COP	40,000,000	HSBC Bank USA, N.A.	6/15/16	(132)
USD	167,787	EUR	150,000	BNP Paribas S.A.	6/15/16	(3,273)
USD	22,446	EUR	20,000	Morgan Stanley & Co. International PLC	6/15/16	(362)
USD	14,110	GBP	10,000	BNP Paribas S.A.	6/15/16	(256)
USD	155,211	GBP	110,000	BNP Paribas S.A.	6/15/16	(2,812)
USD	14,268	GBP	10,000	Citibank, N.A.	6/15/16	(98)
USD	67,374	HUF	19,000,000	BNP Paribas S.A.	6/15/16	(1,427)
USD	166,661	HUF	47,000,000	BNP Paribas S.A.	6/15/16	(3,529)
USD	21,276	HUF	6,000,000	BNP Paribas S.A.	6/15/16	(451)
USD	39,180	HUF	11,000,000	Credit Suisse International	6/15/16	(652)
USD	21,371	HUF	6,000,000	Credit Suisse International	6/15/16	(356)
USD	3,611	HUF	1,000,000	Deutsche Bank AG	6/15/16	(10)
USD	82,963	IDR	1,120,000,000	Citibank, N.A.	6/15/16	(1,414)
USD	122,963	IDR	1,660,000,000	Citibank, N.A.	6/15/16	(2,096)
USD	5,976	IDR	80,000,000	Morgan Stanley & Co. International PLC	6/15/16	(51)
USD	16,438	INR	1,100,000	Bank Of America, N.A.	6/15/16	7
USD	97,245	INR	6,600,000	Citibank, N.A.	6/15/16	(1,340)
USD	150,287	INR	10,200,000	Citibank, N.A.	6/15/16	(2,070)
USD	2,272	INR	153,495	HSBC Bank USA, N.A.	6/15/16	(20)
USD	7,575	INR	511,650	HSBC Bank USA, N.A.	6/15/16	(68)
USD	5,967	INR	400,000	HSBC Bank USA, N.A.	6/15/16	(8)
USD	7,235	INR	488,350	JPMorgan Chase Bank, N.A.	6/15/16	(60)
USD	2,170	INR	146,505	JPMorgan Chase Bank, N.A.	6/15/16	(18)
USD	8,936	JPY	1,000,000	Citibank, N.A.	6/15/16	33
USD	17,834	JPY	2,000,000	Credit Suisse International	6/15/16	27
USD	53,477	JPY	6,000,000	UBS AG	6/15/16	56
USD	76,917	KRW	90,000,000	Citibank, N.A.	6/15/16	(1,503)
USD	21,834	KRW	25,000,000	Goldman Sachs International	6/15/16	51
USD	17,125	KRW	20,000,000	HSBC Bank USA, N.A.	6/15/16	(302)
USD	42,812	KRW	50,000,000	HSBC Bank USA, N.A.	6/15/16	(754)
USD	4,354	KRW	5,000,000	Morgan Stanley & Co. International PLC	6/15/16	(2)
USD	1,209	MXN	21,310	Bank Of America, N.A.	6/15/16	(16)
USD	7,861	MXN	138,515	Bank Of America, N.A.	6/15/16	(104)
USD	605	MXN	10,655	Bank Of America, N.A.	6/15/16	(8)
USD	2,721	MXN	48,013	Barclays Bank PLC	6/15/16	(40)
USD	5,443	MXN	96,026	Barclays Bank PLC	6/15/16	(80)
USD	35,377	MXN	624,169	Barclays Bank PLC	6/15/16	(518)
USD	1,596	MXN	28,080	Citibank, N.A.	6/15/16	(19)

16	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,376	MXN	182,522	Citibank, N.A.	6/15/16	$(121)
USD	798	MXN	14,040	Citibank, N.A.	6/15/16	(9)
USD	5,767	MXN	100,000	Deutsche Bank AG	6/15/16	16
USD	11,573	MXN	200,000	Deutsche Bank AG	6/15/16	71
USD	5,786	MXN	100,000	Deutsche Bank AG	6/15/16	36
USD	7,863	MXN	138,577	Deutsche Bank AG	6/15/16	(107)
USD	1,210	MXN	21,320	Deutsche Bank AG	6/15/16	(16)
USD	605	MXN	10,660	Deutsche Bank AG	6/15/16	(8)
USD	36	MXN	642	Goldman Sachs International	6/15/16	(1)
USD	73	MXN	1,284	Goldman Sachs International	6/15/16	(1)
USD	473	MXN	8,343	Goldman Sachs International	6/15/16	(7)
USD	907	MXN	15,990	JPMorgan Chase Bank, N.A.	6/15/16	(12)
USD	1,814	MXN	31,981	JPMorgan Chase Bank, N.A.	6/15/16	(25)
USD	11,793	MXN	207,874	JPMorgan Chase Bank, N.A.	6/15/16	(162)
USD	12,376	MYR	50,000	Citibank, N.A.	6/15/16	(515)
USD	37,129	MYR	150,000	Citibank, N.A.	6/15/16	(1,546)
USD	123,762	MYR	500,000	Citibank, N.A.	6/15/16	(5,153)
USD	86,634	MYR	350,000	Citibank, N.A.	6/15/16	(3,607)
USD	12,736	MYR	50,000	Deutsche Bank AG	6/15/16	(156)
USD	11,804	NOK	100,000	Credit Suisse International	6/15/16	(277)
USD	58,770	NOK	500,000	UBS AG	6/15/16	(1,633)
USD	129,295	NOK	1,100,000	UBS AG	6/15/16	(3,592)
USD	23,508	NOK	200,000	UBS AG	6/15/16	(653)
USD	129,295	NOK	1,100,000	UBS AG	6/15/16	(3,592)
USD	13,352	NZD	20,000	BNP Paribas S.A.	6/15/16	(421)
USD	27,590	NZD	40,000	Credit Suisse International	6/15/16	44
USD	6,897	NZD	10,000	Credit Suisse International	6/15/16	11
USD	10,737	PHP	500,000	Deutsche Bank AG	6/15/16	(110)
USD	15,031	PHP	700,000	Deutsche Bank AG	6/15/16	(154)
USD	6,495	PHP	300,000	Deutsche Bank AG	6/15/16	(13)
USD	3,633	PLN	13,615	Barclays Bank PLC	6/15/16	(13)
USD	3,633	PLN	13,615	Barclays Bank PLC	6/15/16	(13)
USD	9,694	PLN	36,385	Credit Suisse International	6/15/16	(49)
USD	9,694	PLN	36,385	Credit Suisse International	6/15/16	(49)
USD	12,699	RON	50,000	BNP Paribas S.A.	6/15/16	(43)
USD	74,843	RON	300,000	UBS AG	6/15/16	(1,609)
USD	30,986	RUB	2,200,000	Citibank, N.A.	6/15/16	(1,175)
USD	5,696	RUB	400,000	JPMorgan Chase Bank, N.A.	6/15/16	(152)
USD	5,527	SEK	45,000	Citibank, N.A.	6/15/16	(30)
USD	10,440	SEK	85,000	Citibank, N.A.	6/15/16	(57)
USD	10,466	SEK	85,000	Citibank, N.A.	6/15/16	(32)
USD	5,541	SEK	45,000	Citibank, N.A.	6/15/16	(17)
USD	6,774	SEK	55,000	Citibank, N.A.	6/15/16	(18)
USD	14,164	SEK	115,000	Citibank, N.A.	6/15/16	(38)
USD	36,277	SEK	300,000	Credit Suisse International	6/15/16	(772)
USD	6,766	SEK	55,000	Credit Suisse International	6/15/16	(26)
USD	14,148	SEK	115,000	Credit Suisse International	6/15/16	(54)
USD	108,689	SEK	900,000	UBS AG	6/15/16	(2,457)
USD	22,231	SGD	30,000	Citibank, N.A.	6/15/16	(17)
USD	167,797	SGD	230,000	UBS AG	6/15/16	(2,774)
USD	255,344	SGD	350,000	UBS AG	6/15/16	(4,221)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	17

Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	51,069	SGD	70,000	UBS AG	6/15/16	$(844)
USD	22,548	THB	800,000	Barclays Bank PLC	6/15/16	(155)
USD	7,046	THB	250,000	Barclays Bank PLC	6/15/16	(48)
USD	8,511	THB	300,000	Barclays Bank PLC	6/15/16	(3)
USD	11,348	THB	400,000	Barclays Bank PLC	6/15/16	(4)
USD	22,554	THB	800,000	Goldman Sachs International	6/15/16	(148)
USD	7,048	THB	250,000	Goldman Sachs International	6/15/16	(46)
USD	17,031	THB	600,000	Goldman Sachs International	6/15/16	4
USD	4,258	THB	150,000	Goldman Sachs International	6/15/16	1
USD	5,677	THB	200,000	Goldman Sachs International	6/15/16	1
USD	45,225	THB	1,600,000	UBS AG	6/15/16	(180)
USD	127,194	THB	4,500,000	UBS AG	6/15/16	(507)
USD	5,677	THB	200,000	UBS AG	6/15/16	1
USD	17,031	THB	600,000	UBS AG	6/15/16	4
USD	4,258	THB	150,000	UBS AG	6/15/16	1
USD	13,633	TRY	40,000	Citibank, N.A.	6/15/16	(277)
USD	16,979	TRY	50,000	UBS AG	6/15/16	(409)
USD	110,633	TWD	3,600,000	Citibank, N.A.	6/15/16	(1,361)
USD	9,212	TWD	300,000	Citibank, N.A.	6/15/16	(121)
USD	27,634	TWD	900,000	Citibank, N.A.	6/15/16	(364)
USD	9,331	TWD	300,000	Credit Suisse International	6/15/16	(2)
USD	15,552	TWD	500,000	Credit Suisse International	6/15/16	(3)
USD	18,644	TWD	600,000	Morgan Stanley & Co. International PLC	6/15/16	(21)
USD	3,107	TWD	100,000	Morgan Stanley & Co. International PLC	6/15/16	(4)
USD	7,668	AUD	10,000	JPMorgan Chase Bank, N.A.	6/21/16	30
USD	7,755	CAD	10,000	JPMorgan Chase Bank, N.A.	6/21/16	55
USD	11,181	EUR	10,000	Deutsche Bank AG	6/21/16	(226)
Total						$(8,913)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America High Yield, Series 25, Version 1	5.00%	12/20/20	USD 880	$10,639

18	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

OTC Total Return Swaps:1

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities	Morgan Stanley & Co. International PLC	5/19/2017	$108,917	$459,730	[2]	$556,960
Long/Short:	Bank of America N.A.	5/19/2016	$225,440	263,664	[3]	565,058
Total				$723,394		$1,122,018

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-52 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: IntercontinentalExchange LIBOR:

USD 1 Week; USD Spot Next

Federal Funds Effective Rate — One Day or Overnight

[2]	Amount includes $11,687 of net dividends and financing fees.

[3]	Amount includes $(75,954) of net dividends and financing fees.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	19

Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, expiration dates: 5/19/17

	Shares	Value
Reference Entity — Long
Aerospace & Defense
General Dynamics Corp.	90	$11,823
Huntington Ingalls Industries, Inc.	145	19,856
Northrop Grumman Corp.	27	5,343
Raytheon Co.	1,207	148,015

		185,037
Air Freight & Logistics
United Parcel Service, Inc., Class B	1,443	152,193
Airlines
Southwest Airlines Co.	822	36,826
United Continental Holdings, Inc.	214	12,810

		49,636
Auto Components
American Axle & Manufacturing Holdings, Inc.	1,509	23,223
BorgWarner, Inc.	1,545	59,328
Goodyear Tire & Rubber Co.	4,785	157,809
Lear Corp.	174	19,344

		259,704
Automobiles
Ford Motor Co.	1,163	15,700
Beverages
PepsiCo, Inc.	1,201	123,078
Biotechnology
AbbVie, Inc.	160	9,139
Amgen, Inc.	136	20,391
Biogen, Inc.	19	4,946

		34,476
Building Products
Masco Corp.	1,270	39,942
Owens Corning	336	15,886

		55,828
Chemicals
LyondellBasell Industries NV, Class A	237	20,282
Monsanto Co.	678	59,488
Mosaic Co.	545	14,715
Sherwin-Williams Co.	549	156,284

		250,769
Commercial Services & Supplies
Iron Mountain, Inc.	241	8,172
Pitney Bowes, Inc.	7,044	151,728

	Shares	Value
Reference Entity — Long
Commercial Services & Supplies (continued)
Republic Services, Inc.	2,192	$104,449
RR Donnelley & Sons Co.	377	6,183
Waste Management, Inc.	348	20,532

		291,064
Communications Equipment
Cisco Systems, Inc.	5,240	149,183
Juniper Networks, Inc.	622	15,867

		165,050
Construction Materials
Vulcan Materials Co.	1,493	157,616
Containers & Packaging
Sealed Air Corp.	584	28,038
Diversified Consumer Services
Service Corp. International	832	20,534
Diversified Telecommunication Services
CenturyLink, Inc.	503	16,076
Verizon Communications, Inc.	1,472	79,606

		95,682
Electric Utilities
American Electric Power Co., Inc.	2,358	156,571
Duke Energy Corp.	2,014	162,490
Exelon Corp.	2,542	91,156
FirstEnergy Corp.	1,059	38,092
Southern Co.	131	6,777
Xcel Energy, Inc.	3,753	156,950

		612,036
Electrical Equipment
Emerson Electric Co.	82	4,459
Electronic Equipment, Instruments & Components
Avnet, Inc.	2,615	115,845
Flextronics International Ltd.	13,107	158,070

		273,915
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	394	8,562
Schlumberger Ltd.	60	4,425

		12,987
Food & Staples Retailing
Costco Wholesale Corp.	522	82,257
CVS Health Corp.	1,524	158,085
Kroger Co.	1,525	58,331

		298,673
Food Products
Campbell Soup Co.	513	32,724
General Mills, Inc.	1,761	111,559

20	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Food Products (continued)
Hershey Co.	1,658	$152,685
Tyson Foods, Inc., Class A	601	40,063

		337,031
Health Care Providers & Services
Cardinal Health, Inc.	173	14,177
HCA Holdings, Inc.	1,715	133,856
Quest Diagnostics, Inc.	244	17,434

		165,467
Hotels, Restaurants & Leisure
Carnival Corp.	804	42,427
Darden Restaurants, Inc.	956	63,383
McDonald’s Corp.	168	21,114

		126,924
Household Durables
MDC Holdings, Inc.	1,035	25,937
Toll Brothers, Inc.	4,588	135,392
Tupperware Brands Corp.	255	14,785

		176,114
Household Products
Colgate-Palmolive Co.	2,343	165,533
Kimberly-Clark Corp.	1,240	166,792
Procter & Gamble Co.	2,064	169,888

		502,213
Independent Power and Renewable Electricity Producers
AES Corp.	13,604	160,527
Calpine Corp.	6,984	105,947
NRG Energy, Inc.	10,478	136,319

		402,793
Industrial Conglomerates
3M Co.	880	146,634
Insurance
Aon PLC	1,557	162,629
Hartford Financial Services Group, Inc.	1,854	85,432
Loews Corp.	1,883	72,044
Marsh & McLennan Cos., Inc.	24	1,459
Prudential Financial, Inc.	70	5,055
Travelers Cos., Inc.	1,271	148,338
XL Group PLC	2,560	94,208

		569,165

	Shares	Value
Reference Entity — Long
Internet & Catalog Retail
Amazon.com, Inc.	22	$13,060
Internet Software & Services
VeriSign, Inc.	230	20,364
IT Services
Leidos Holdings, Inc.	410	20,631
Xerox Corp.	1,219	13,604

		34,235
Leisure Products
Brunswick Corp.	895	42,942
Hasbro, Inc.	830	66,483

		109,425
Machinery
Trinity Industries, Inc.	212	3,882
Media
AMC Networks, Inc., Class A	134	8,702
Cinemark Holdings, Inc.	158	5,661
Omnicom Group, Inc.	11	916
Regal Entertainment Group, Class A	644	13,614
Sinclair Broadcast Group, Inc., Class A	628	19,311
Walt Disney Co.	895	88,882

		137,086
Metals & Mining
Alcoa, Inc.	5,591	53,562
Barrick Gold Corp.	11,923	161,914
Newmont Mining Corp.	4,055	107,782
Nucor Corp.	436	20,623
Steel Dynamics, Inc.	639	14,384

		358,265
Multiline Retail
JC Penney Co., Inc.	1,215	13,438
Kohl’s Corp.	3,324	154,932
Macy’s, Inc.	448	19,752
Nordstrom, Inc.	356	20,367
Target Corp.	1,769	145,553

		354,042
Oil, Gas & Consumable Fuels
Apache Corp.	1,270	61,989
Devon Energy Corp.	735	20,168
Encana Corp.	10,753	65,486
Exxon Mobil Corp.	1,756	146,784

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	21

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	2,533	$133,362
Marathon Oil Corp.	493	5,492
Marathon Petroleum Corp.	26	967
Murphy Oil Corp.	161	4,056
Occidental Petroleum Corp.	9	616
ONEOK, Inc.	24	717
Pioneer Natural Resources Co.	216	30,400
Tesoro Corp.	1,305	112,243
Valero Energy Corp.	324	20,781
Western Refining, Inc.	114	3,316

		606,377
Paper & Forest Products
International Paper Co.	1,290	52,942
Pharmaceuticals
Bristol-Myers Squibb Co.	1,013	64,710
Johnson & Johnson	353	38,195

		102,905
Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	85	16,167
Kimco Realty Corp.	4,517	129,999
Simon Property Group, Inc.	4	831

		146,997
Road & Rail
CSX Corp.	1,643	42,307
Norfolk Southern Corp.	2,116	176,157
Ryder System, Inc.	265	17,167

		235,631
Semiconductors & Semiconductor Equipment
Intel Corp.	2,342	75,764
Texas Instruments, Inc.	335	19,236
Xilinx, Inc.	371	17,596

		112,596
Specialty Retail
AutoZone, Inc.	30	23,901
Home Depot, Inc.	1,340	178,796
Lowe’s Cos., Inc.	317	24,013

		226,710
Technology Hardware, Storage & Peripherals
NetApp, Inc.	588	16,047
Textiles, Apparel & Luxury Goods
PVH Corp.	8	792
Tobacco
Altria Group, Inc.	2,869	179,772

	Shares	Value
Reference Entity — Long
Tobacco (continued)
Philip Morris International, Inc.	773	$75,839

		255,611
Trading Companies & Distributors
United Rentals, Inc.	1,465	91,108
Total Reference Entity — Long		8,390,891

Reference Entity — Short
Aerospace & Defense
Lockheed Martin Corp.	(42)	(9,303)
TransDigm Group, Inc.	(90)	(19,831)
United Technologies Corp.	(1,460)	(146,146)

		(175,280)
Air Freight & Logistics
FedEx Corp.	(452)	(73,549)
Auto Components
BorgWarner, Inc.	(465)	(17,856)
Delphi Automotive PLC	(9)	(675)

		(18,531)
Automobiles
Ford Motor Co.	(3,482)	(47,007)
General Motors Co.	(1,203)	(37,810)

		(84,817)
Beverages
Coca-Cola Co.	(873)	(40,499)
Constellation Brands, Inc.	(189)	(28,556)
Molson Coors Brewing Co.	(1,068)	(102,720)

		(171,775)
Biotechnology
Amgen, Inc.	(623)	(93,406)
Chemicals
Agrium, Inc.	(1,797)	(158,657)
Air Products & Chemicals, Inc.	(190)	(27,370)
Eastman Chemical Co.	(67)	(4,839)
EI du Pont de Nemours & Co.	(278)	(17,603)
Methanex Corp.	(447)	(14,358)
Potash Corp. of Saskatchewan, Inc.	(2,711)	(46,141)
RPM International, Inc.	(262)	(12,400)

		(281,368)
Commercial Services & Supplies
RR Donnelley & Sons Co.	(387)	(6,347)

22	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Communications Equipment
Motorola Solutions, Inc.	(2,365)	$(179,031)
Construction Materials
Martin Marietta Materials, Inc.	(686)	(109,424)
Consumer Finance
American Express Co.	(1,553)	(95,354)
Capital One Financial Corp.	(1,266)	(87,747)

		(183,101)
Distributors
LKQ Corp.	(543)	(17,338)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(102)	(14,472)
McGraw Hill Financial, Inc.	(30)	(2,969)
Welltower, Inc.	(415)	(28,776)

		(46,217)
Diversified Telecommunication Services
AT&T, Inc.	(521)	(20,407)
Frontier Communications Corp.	(4,291)	(23,987)
Level 3 Communications, Inc.	(26)	(1,374)

		(45,768)
Electric Utilities
Duke Energy Corp.	(50)	(4,034)
Entergy Corp.	(401)	(31,792)
Southern Co.	(3,077)	(159,173)

		(194,999)
Electrical Equipment
Eaton Corp. PLC	(1,863)	(116,549)
Electronic Equipment, Instruments & Components
Corning, Inc.	(2,305)	(48,151)
Energy Equipment & Services
Bristow Group, Inc.	(33)	(624)
Ensco PLC, Class A	(297)	(3,080)
Hornbeck Offshore Services, Inc.	(357)	(3,545)
National Oilwell Varco, Inc.	(336)	(10,450)
Weatherford International PLC	(652)	(5,072)

		(22,771)
Food & Staples Retailing
CVS Health Corp.	(200)	(20,746)
Wal-Mart Stores, Inc.	(2,016)	(138,076)

		(158,822)
Food Products
Archer-Daniels-Midland Co.	(3,219)	(116,882)
ConAgra Foods, Inc.	(3,438)	(153,404)
Darling International, Inc.	(1,031)	(13,578)

	Shares	Value
Reference Entity — Short
Food Products (continued)
Kellogg Co.	(2,081)	$(159,300)
Mondelez International, Inc.	(423)	(16,971)
Post Holdings, Inc.	(270)	(18,568)
TreeHouse Foods, Inc.	(239)	(20,733)

		(499,436)
Gas Utilities
ONEOK, Inc.	(2,611)	(77,964)
Health Care Equipment & Supplies
Abbott Laboratories	(3,785)	(158,327)
Health Care Providers & Services
AmerisourceBergen Corp.	(427)	(36,957)
DaVita HealthCare Partners, Inc.	(285)	(20,913)
Express Scripts Holding Co.	(180)	(12,364)
Laboratory Corp. of America Holdings	(162)	(18,975)
McKesson Corp.	(22)	(3,459)
UnitedHealth Group, Inc.	(704)	(90,746)
Universal Health Services, Inc.	(748)	(93,291)

		(276,705)
Hotels, Restaurants & Leisure
Boyd Gaming Corp.	(7,728)	(159,661)
MGM Resorts International	(328)	(7,032)
Wyndham Worldwide Corp.	(10)	(764)

		(167,457)
Household Durables
DR Horton, Inc.	(3,002)	(90,751)
Lennar Corp.	(2,359)	(114,081)
Mohawk Industries, Inc.	(821)	(156,729)
PulteGroup, Inc.	(1,544)	(28,888)
Whirlpool Corp.	(155)	(27,953)

		(418,402)
Household Products
Spectrum Brands Holdings, Inc.	(184)	(20,108)
Industrial Conglomerates
Danaher Corp.	(216)	(20,490)
General Electric Co.	(5,488)	(174,463)
Roper Industries, Inc.	(41)	(7,494)

		(202,447)
Insurance
Aflac, Inc.	(254)	(16,037)
American International Group, Inc.	(899)	(48,591)
Lincoln National Corp.	(2,366)	(92,747)
Marsh & McLennan Cos., Inc.	(349)	(21,216)
MetLife, Inc.	(954)	(41,919)

		(220,510)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	23

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Internet & Catalog Retail
Expedia, Inc.	(1,570)	$(169,277)
Priceline Group, Inc.	(15)	(19,335)

		(188,612)
IT Services
Fidelity National Information Services, Inc.	(325)	(20,576)
Fiserv, Inc.	(7)	(718)
International Business Machines Corp.	(1,147)	(173,713)
Western Union Co.	(7,339)	(141,569)
Xerox Corp.	(9,607)	(107,214)

		(443,790)
Leisure Products
Mattel, Inc.	(680)	(22,862)
Machinery
Caterpillar, Inc.	(1,137)	(87,026)
Cummins, Inc.	(544)	(59,807)
Deere & Co.	(1,020)	(78,530)
Dover Corp.	(261)	(16,790)
Joy Global, Inc.	(223)	(3,584)
Parker-Hannifin Corp.	(160)	(17,773)
Stanley Black & Decker, Inc.	(1,423)	(149,714)

		(413,224)
Media
Comcast Corp., Class A	(2,318)	(141,583)
DISH Network Corp.	(423)	(19,568)
Time Warner, Inc.	(147)	(10,665)

		(171,816)
Metals & Mining
Alcoa, Inc.	(2,093)	(20,051)
Freeport-McMoRan, Inc.	(602)	(6,224)
Hecla Mining Co.	(1,400)	(3,892)
Nucor Corp.	(2,266)	(107,182)

		(137,349)
Multi-Utilities
CenterPoint Energy, Inc.	(3,777)	(79,015)
Dominion Resources, Inc.	(2,134)	(160,306)
Sempra Energy	(724)	(75,332)

		(314,653)
Multiline Retail
Dollar General Corp.	(243)	(20,801)
Nordstrom, Inc.	(2,143)	(122,601)

		(143,402)

	Shares	Value
Reference Entity — Short
Oil, Gas & Consumable Fuels
Chevron Corp.	(1,595)	$(152,163)
Concho Resources, Inc.	(196)	(19,804)
Devon Energy Corp.	(5,420)	(148,725)
Hess Corp.	(96)	(5,054)
Marathon Oil Corp.	(2,438)	(27,159)
Newfield Exploration Co.	(420)	(13,965)
Phillips 66	(226)	(19,569)
Pioneer Natural Resources Co.	(140)	(19,704)
Southwestern Energy Co.	(881)	(7,110)
Spectra Energy Corp.	(3,011)	(92,137)
Suncor Energy, Inc.	(5,925)	(164,774)

		(670,164)
Pharmaceuticals
Bristol-Myers Squibb Co.	(292)	(18,653)
Eli Lilly & Co.	(1,518)	(109,311)
Pfizer, Inc.	(130)	(3,853)
Valeant Pharmaceuticals International, Inc.	(266)	(6,996)
Zoetis, Inc.	(79)	(3,502)

		(142,315)
Professional Services
Nielsen Holdings PLC	(94)	(4,950)
Verisk Analytics, Inc., Class A	(260)	(20,779)

		(25,729)
Real Estate Investment Trusts (REITs)
American Tower Corp.	(201)	(20,577)
Boston Properties, Inc.	(815)	(103,570)
HCP, Inc.	(4,047)	(131,851)
Host Hotels & Resorts, Inc.	(2,029)	(33,884)
Weyerhaeuser Co.	(1,058)	(32,777)

		(322,659)
Real Estate Management & Development
CBRE Group, Inc.	(620)	(17,868)
Road & Rail
Canadian National Railway Co.	(452)	(28,232)
Hertz Global Holdings, Inc.	(8,979)	(94,549)
Union Pacific Corp.	(16)	(1,273)

		(124,054)
Software
Oracle Corp.	(2,407)	(98,470)
Specialty Retail
Advance Auto Parts, Inc.	(5)	(802)
Best Buy Co., Inc.	(4,449)	(144,326)
CST Brands, Inc.	(436)	(16,694)
Gap, Inc.	(4,605)	(135,387)
L Brands, Inc.	(92)	(8,079)

24	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Specialty Retail (continued)
Staples, Inc.	(446)	$(4,919)

		(310,207)
Technology Hardware, Storage & Peripherals
Seagate Technology PLC	(556)	(19,154)
Textiles, Apparel & Luxury Goods
VF Corp.	(1,739)	(112,618)
Thrifts & Mortgage Finance
Nationstar Mortgage Holdings, Inc.	(938)	(9,286)
Radian Group, Inc.	(110)	(1,364)

		(10,650)
Tobacco
Reynolds American, Inc.	(1,118)	(56,247)
Trading Companies & Distributors
WESCO International, Inc.	(168)	(9,185)
Wireless Telecommunication Services
T-Mobile US, Inc.	(269)	$(10,303)
Total Reference Entity — Short		(7,833,931)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		556,960

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, expiration dates: 5/19/16

Reference Entity — Long
Aerospace & Defense
Boeing Co.	148	18,787
General Dynamics Corp.	1,171	153,834
Honeywell International, Inc.	1,592	178,384
Lockheed Martin Corp.	709	157,043
Northrop Grumman Corp.	891	176,329
Raytheon Co.	190	23,300
Textron, Inc.	966	35,220

		742,897
Air Freight & Logistics
United Parcel Service, Inc., Class B	242	25,524
Airlines
American Airlines Group, Inc.	122	5,003
Southwest Airlines Co.	2,779	124,499

		129,502
Auto Components
American Axle & Manufacturing Holdings, Inc.	8,185	125,967

	Shares	Value
Reference Entity — Long
Auto Components (continued)
Goodyear Tire & Rubber Co.	529	$17,447

		143,414
Beverages
Coca-Cola Co.	91	4,222
Dr Pepper Snapple Group, Inc.	215	19,225
PepsiCo, Inc.	538	55,134

		78,581
Biotechnology
Biogen, Inc.	8	2,082
Gilead Sciences, Inc.	194	17,821

		19,903
Building Products
Masco Corp.	4,518	142,091
Chemicals
Eastman Chemical Co.	225	16,252
Monsanto Co.	1,019	89,407
Potash Corp. of Saskatchewan, Inc.	747	12,714

		118,373
Commercial Services & Supplies
Pitney Bowes, Inc.	434	9,348
Republic Services, Inc.	1,551	73,905
Waste Management, Inc.	2,690	158,710

		241,963
Communications Equipment
Cisco Systems, Inc.	794	22,605
Construction Materials
Vulcan Materials Co.	53	5,595
Consumer Finance
American Express Co.	79	4,851
Containers & Packaging
Graphic Packaging Holding Co.	580	7,453
Sealed Air Corp.	2,760	132,508

		139,961
Diversified Financial Services
Moody’s Corp.	101	9,752
Voya Financial, Inc.	383	11,402

		21,154
Diversified Telecommunication Services
CenturyLink, Inc.	1,240	39,630
Level 3 Communications, Inc.	2,194	115,953
Verizon Communications, Inc.	1,757	95,019

		250,602

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	25

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Electric Utilities
American Electric Power Co., Inc.	88	$5,843
Exelon Corp.	2,253	80,793
FirstEnergy Corp.	3,392	122,010
Southern Co.	27	1,397

		210,043
Electrical Equipment
Eaton Corp. PLC	319	19,957
Electronic Equipment, Instruments & Components
Avnet, Inc.	954	42,262
Food & Staples Retailing
Costco Wholesale Corp.	580	91,397
Kroger Co.	1,945	74,396
Supervalu, Inc.	636	3,663

		169,456
Food Products
Campbell Soup Co.	2,275	145,122
General Mills, Inc.	1,091	69,115
Hershey Co.	32	2,947
Kellogg Co.	147	11,253
Mead Johnson Nutrition Co.	92	7,817
Tyson Foods, Inc., Class A	408	27,197

		263,451
Health Care Equipment & Supplies
Baxter International, Inc.	3,838	157,665
Health Care Providers & Services
AmerisourceBergen Corp.	214	18,522
Cardinal Health, Inc.	1,736	142,265
Community Health Systems, Inc.	1,411	26,118
HCA Holdings, Inc.	592	46,205
LifePoint Hospitals, Inc.	63	4,363
McKesson Corp.	184	28,934
Tenet Healthcare Corp.	865	25,024

		291,431
Hotels, Restaurants & Leisure
Carnival Corp.	766	40,422
Darden Restaurants, Inc.	1,434	95,074
McDonald’s Corp.	1,256	157,854

		293,350
Household Durables
MDC Holdings, Inc.	468	11,728
Toll Brothers, Inc.	1,200	35,412

		47,140
Household Products
Clorox Co.	1,359	171,315

	Shares	Value
Reference Entity — Long
Household Products (continued)
Colgate-Palmolive Co.	124	$8,761

		180,076
Independent Power and Renewable Electricity Producers
Calpine Corp.	5,246	79,582
NRG Energy, Inc.	1,584	20,608

		100,190
Industrial Conglomerates
3M Co.	149	24,828
Insurance
Allstate Corp.	2,369	159,600
Aon PLC	44	4,596
Hartford Financial Services Group, Inc.	2,068	95,293
Lincoln National Corp.	502	19,678
Loews Corp.	852	32,598
Marsh & McLennan Cos., Inc.	2,596	157,811
Prudential Financial, Inc.	622	44,921
Travelers Cos., Inc.	285	33,262
XL Group PLC	1,819	66,939

		614,698
Internet & Catalog Retail
Amazon.com, Inc.	12	7,124
Internet Software & Services
eBay, Inc.	827	19,732
Leisure Products
Brunswick Corp.	2,141	102,725
Hasbro, Inc.	1,018	81,542
Mattel, Inc.	472	15,869

		200,136
Life Sciences Tools & Services
Agilent Technologies, Inc.	429	17,096
Machinery
Deere & Co.	246	18,940
Media
AMC Networks, Inc., Class A	50	3,247
CBS Corp., Class B	2,218	122,190
Omnicom Group, Inc.	1,881	156,556
Scripps Networks Interactive, Inc., Class A	244	15,982
Time Warner, Inc.	1,469	106,576
Viacom, Inc., Class B	4,316	178,164
Walt Disney Co.	807	80,143

		662,858
Metals & Mining
Alcoa, Inc.	10,300	98,674

26	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Metals & Mining (continued)
Barrick Gold Corp.	765	$10,389
Newmont Mining Corp.	2,703	71,846
Steel Dynamics, Inc.	30	675

		181,584
Multiline Retail
JC Penney Co., Inc.	2,230	24,664
Kohl’s Corp.	201	9,369
Macy’s, Inc.	2,670	117,720
Target Corp.	380	31,266

		183,019
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	117	5,449
Apache Corp.	2,283	111,433
Chevron Corp.	210	20,034
ConocoPhillips	631	25,410
Continental Resources, Inc.	153	4,645
Encana Corp.	16,689	101,636
EOG Resources, Inc.	170	12,339
Exxon Mobil Corp.	134	11,201
Hess Corp.	444	23,377
Kinder Morgan, Inc.	1,116	19,932
Marathon Petroleum Corp.	386	14,351
Murphy Oil Corp.	271	6,826
Occidental Petroleum Corp.	130	8,896
ONEOK, Inc.	650	19,409
Tesoro Corp.	664	57,111
Valero Energy Corp.	1,877	120,391

		562,440
Paper & Forest Products
International Paper Co.	3,002	123,202
Pharmaceuticals
Bristol-Myers Squibb Co.	482	30,790
Johnson & Johnson	653	70,655

		101,445
Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	519	98,714
Boston Properties, Inc.	119	15,123
Gaming and Leisure Properties, Inc.	448	13,852
Kimco Realty Corp.	645	18,563
Lamar Advertising Co., Class A	337	20,726
Prologis, Inc.	373	16,479
Simon Property Group, Inc.	789	163,867

		347,324
Road & Rail
Avis Budget Group, Inc.	216	5,910
CSX Corp.	5,009	128,982

	Shares	Value
Reference Entity — Long
Road & Rail (continued)
Ryder System, Inc.	572	$37,054
Union Pacific Corp.	1,190	94,664

		266,610
Semiconductors & Semiconductor Equipment
Intel Corp.	3,141	101,611
Micron Technology, Inc.	1,352	14,156
Texas Instruments, Inc.	1,022	58,683
Xilinx, Inc.	30	1,423

		175,873
Specialty Retail
AutoZone, Inc.	197	156,948
Lowe’s Cos., Inc.	2,020	153,015

		309,963
Technology Hardware, Storage & Peripherals
Apple, Inc.	190	20,708
Lexmark International, Inc., Class A	300	10,029
NetApp, Inc.	25	682

		31,419
Textiles, Apparel & Luxury Goods
PVH Corp.	62	6,142
Ralph Lauren Corp.	206	19,829

		25,971
Tobacco
Philip Morris International, Inc.	1,063	104,291
Trading Companies & Distributors
United Rentals, Inc.	966	60,075
Wireless Telecommunication Services
Rogers Communications, Inc., Class B	2,368	94,767
Total Reference Entity — Long		7,995,432

Reference Entity — Short
Aerospace & Defense
The Boeing Co.	(1,141)	(144,839)
L-3 Communications Holdings, Inc.	(163)	(19,315)
Triumph Group, Inc.	(603)	(18,982)
United Technologies Corp.	(319)	(31,932)

		(215,068)
Air Freight & Logistics
FedEx Corp.	(538)	(87,543)
Auto Components
Delphi Automotive PLC	(247)	(18,530)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	27

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Automobiles
Ford Motor Co.	(3,748)	$(50,598)
General Motors Co.	(3,872)	(121,697)

		(172,295)
Beverages
Constellation Brands, Inc.	(916)	(138,399)
Molson Coors Brewing Co.	(823)	(79,156)

		(217,555)
Biotechnology
Amgen, Inc.	(377)	(56,524)
Celgene Corp.	(200)	(20,018)

		(76,542)
Chemicals
Agrium, Inc.	(161)	(14,215)
Air Products & Chemicals, Inc.	(151)	(21,751)
Ashland, Inc.	(100)	(10,996)
Eastman Chemical Co.	(400)	(28,892)
Ecolab, Inc.	(173)	(19,293)
Monsanto Co.	(217)	(19,040)
PolyOne Corp.	(176)	(5,324)
Potash Corp. of Saskatchewan, Inc.	(5,488)	(93,406)
PPG Industries, Inc.	(621)	(69,235)
Praxair, Inc.	(154)	(17,625)
RPM International, Inc.	(2,909)	(137,683)

		(437,460)
Commercial Services & Supplies
RR Donnelley & Sons Co.	(9,092)	(149,109)
Communications Equipment
Harris Corp.	(111)	(8,643)
Motorola Solutions, Inc.	(26)	(1,968)

		(10,611)
Construction & Engineering
MasTec, Inc.	(792)	(16,030)
Construction Materials
Martin Marietta Materials, Inc.	(324)	(51,681)
Consumer Finance
American Express Co.	(894)	(54,892)
Capital One Financial Corp.	(955)	(66,191)
Discover Financial Services	(200)	(10,184)

		(131,267)
Diversified Consumer Services
H&R Block, Inc.	(253)	(6,684)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(1,173)	(166,425)
McGraw Hill Financial, Inc.	(130)	(12,868)

	Shares	Value
Reference Entity — Short
Diversified Financial Services (continued)
Welltower, Inc.	(2,189)	$(151,785)

		(331,078)
Diversified Telecommunication Services
AT&T, Inc.	(4,066)	(159,265)
Frontier Communications Corp.	(27,409)	(153,217)
Level 3 Communications, Inc.	(280)	(14,798)

		(327,280)
Electric Utilities
Entergy Corp.	(1,167)	(92,520)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(2,530)	(162,957)
Avnet, Inc.	(95)	(4,209)
Corning, Inc.	(5,479)	(114,456)

		(281,622)
Energy Equipment & Services
Bristow Group, Inc.	(163)	(3,084)
Ensco PLC, Class A	(66)	(684)

		(3,768)
Food & Staples Retailing
Wal-Mart Stores, Inc.	(90)	(6,164)
Walgreens Boots Alliance, Inc.	(241)	(20,302)

		(26,466)
Food Products
Archer-Daniels-Midland Co.	(985)	(35,765)
ConAgra Foods, Inc.	(443)	(19,767)
Mondelez International, Inc.	(3,630)	(145,636)
Tyson Foods, Inc., Class A Class A	(47)	(3,133)

		(204,301)
Gas Utilities
National Fuel Gas Co.	(90)	(4,504)
ONEOK, Inc.	(2,524)	(75,367)

		(79,871)
Health Care Equipment & Supplies
Abbott Laboratories	(375)	(15,686)
Becton Dickinson and Co.	(25)	(3,796)
Boston Scientific Corp.	(2,692)	(50,637)
Medtronic PLC	(2,060)	(154,500)
Stryker Corp.	(194)	(20,814)

		(245,433)
Health Care Providers & Services
AmerisourceBergen Corp.	(537)	(46,477)
Community Health Systems, Inc.	(232)	(4,294)
Laboratory Corp. of America Holdings	(7)	(820)

28	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Health Care Providers & Services (continued)
McKesson Corp.	(4)	$(629)
UnitedHealth Group, Inc.	(686)	(88,426)
Universal Health Services, Inc.	(474)	(59,117)

		(199,763)
Hotels, Restaurants & Leisure
MGM Resorts International	(3,507)	(75,190)
Royal Caribbean Cruises, Ltd.	(99)	(8,133)
Wyndham Worldwide Corp.	(238)	(18,190)
Wynn Resorts Ltd.	(194)	(18,126)

		(119,639)
Household Durables
DR Horton, Inc.	(1,767)	(53,416)
KB Home	(401)	(5,726)
Lennar Corp.	(1,308)	(63,255)
PulteGroup, Inc.	(4,801)	(89,827)
Whirlpool Corp.	(627)	(113,073)

		(325,297)
Industrial Conglomerates
Danaher Corp.	(1,607)	(152,440)
General Electric Co.	(219)	(6,962)
Roper Industries, Inc.	(37)	(6,762)

		(166,164)
Insurance
American International Group, Inc.	(2,342)	(126,585)
Lincoln National Corp.	(1,177)	(46,139)
Loews Corp.	(435)	(16,643)
MetLife, Inc.	(2,617)	(114,991)
Unum Group	(1,587)	(49,070)

		(353,428)
Internet & Catalog Retail
Netflix, Inc.	(160)	(16,357)
Internet Software & Services
Equinix, Inc.	(64)	(21,165)
IT Services
Fiserv, Inc.	(186)	(19,080)
International Business Machines Corp.	(7)	(1,060)
Western Union Co.	(332)	(6,404)

		(26,544)
Leisure Products
Mattel, Inc.	(4,044)	(135,959)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(149)	(21,097)
Machinery
Caterpillar, Inc.	(450)	(34,443)

	Shares	Value
Reference Entity — Short
Machinery (continued)
Cummins, Inc.	(1,044)	$(114,777)
Deere & Co.	(826)	(63,594)
Dover Corp.	(2,141)	(137,730)
Stanley Black & Decker, Inc.	(136)	(14,309)

		(364,853)
Media
Comcast Corp., Class A	(654)	(39,946)
Discovery Communications, Inc.	(136)	(3,894)
DISH Network Corp.	(3,160)	(146,182)
Twenty-First Century Fox, Inc.	(282)	(7,862)

		(197,884)
Metals & Mining
Nucor Corp.	(1,041)	(49,239)
Southern Copper Corp.	(725)	(20,090)

		(69,329)
Multi-Utilities
CMS Energy Corp.	(3,766)	(159,829)
Dominion Resources, Inc.	(232)	(17,428)
Sempra Energy	(1,026)	(106,755)

		(284,012)
Multiline Retail
JC Penney Co., Inc.	(1,686)	(18,647)
Nordstrom, Inc.	(602)	(34,441)

		(53,088)
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	(579)	(26,964)
Canadian Natural Resources, Ltd.	(6,362)	(171,774)
Cimarex Energy Co.	(118)	(11,478)
ConocoPhillips	(395)	(15,907)
Devon Energy Corp.	(384)	(10,537)
Enbridge, Inc.	(4,622)	(179,842)
EQT Corp.	(317)	(21,321)
Marathon Oil Corp.	(432)	(4,812)
Noble Energy, Inc.	(555)	(17,433)
Spectra Energy Corp.	(2,431)	(74,389)
Suncor Energy, Inc.	(25)	(695)

		(535,152)
Pharmaceuticals
Eli Lilly & Co.	(270)	(19,443)
Valeant Pharmaceuticals International, Inc.	(63)	(1,657)
Zoetis, Inc.	(238)	(10,550)

		(31,650)
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	(439)	(55,788)
DDR Corp.	(8,841)	(157,281)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	29

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Real Estate Investment Trusts (REITs) (continued)
Equity Residential	(95)	$(7,128)
HCP, Inc.	(826)	(26,911)
Host Hotels & Resorts, Inc.	(7,806)	(130,360)
Ventas, Inc.	(246)	(15,488)
Weyerhaeuser Co.	(4,026)	(124,726)

		(517,682)
Real Estate Management & Development
CBRE Group, Inc.	(68)	(1,960)
Road & Rail
Avis Budget Group, Inc.	(2,822)	(77,210)
Canadian National Railway Co.	(2,025)	(126,481)
Hertz Global Holdings, Inc.	(515)	(5,423)
Union Pacific Corp.	(153)	(12,171)

		(221,285)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.	(119)	(6,086)
Software
Activision Blizzard, Inc.	(121)	(4,095)
Autodesk, Inc.	(358)	(20,875)
CA, Inc.	(2,837)	(87,351)

	Shares	Value
Reference Entity — Short
Software (continued)
Oracle Corp.	(1,931)	$(78,997)

		(191,318)
Specialty Retail
Advance Auto Parts, Inc.	(120)	(19,241)
Bed Bath & Beyond, Inc.	(232)	(11,516)
Best Buy Co., Inc.	(183)	(5,937)
Gap, Inc.	(582)	(17,111)
L Brands, Inc.	(1,740)	(152,789)

		(206,594)
Technology Hardware, Storage & Peripherals
NCR Corp.	(161)	(4,819)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(118)	(4,730)
VF Corp.	(634)	(41,058)

		(45,788)
Thrifts & Mortgage Finance
Radian Group, Inc.	(1,184)	(14,682)
Tobacco
Reynolds American, Inc.	(2,307)	(116,065)
Total Reference Entity — Short		(7,430,374)
Net Value of Reference Entity — Bank of America N.A		565,058

30	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Securities
Asset-Backed Securities	—	$1,829,307	—	$1,829,307
Common Stocks	$1,526,686	—	—	1,526,686
Corporate Bonds	—	13,181,864	—	13,181,864
Non-Agency Mortgage-Backed Securities	—	2,578,860	—	2,578,860
U.S. Government Sponsored Agency Securities	—	15,423,258	—	15,423,258
U.S. Treasury Obligations	—	50,961	—	50,961
Short-Term Securities	3,417,426	—	—	3,417,426
Liabilities:
Investments:
TBA Sale Commitments	—	(3,407,381)	—	(3,407,381)

Total	$4,944,112	$29,656,869	—	$34,600,981

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016	31

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$10,639	—	$10,639
Equity contracts	—	723,394	—	723,394
Foreign currency exchange contracts	—	81,217	—	81,217
Interest contracts	$11,818	—	—	11,818
Liabilities:
Foreign currency exchange contracts	—	(90,130)	—	(90,130)
Interest rate contracts	(21,356)	—	—	(21,356)

Total	$(9,538)	$725,120	—	$715,582

[1] Derivative financial instruments are swaps, financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2016, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$59,276	—	—	$59,276
Cash pledged for centrally cleared swaps	59,000	—	—	59,000
Cash pledged as collateral for OTC derivatives	22,000	—	—	22,000
Cash pledged for financial futures contracts	136,683	—	—	136,683
Liabilities:
Bank overdraft	—	$(13,250)	—	(13,250)

Total	$276,959	$(13,250)	—	$263,709

During the period ended March 31, 2016, there were no transfers between levels.

32	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 3.6%
Erste Group Bank AG (a)	7,305	$205,030
Brazil — 8.0%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar — ADR	5,528	76,894
Gerdau SA, Preference Shares	27,411	49,704
Itau Unibanco Holding SA, Preference Shares — ADR	13,469	115,699
Kroton Educacional SA	40,654	129,798
Vale SA — ADR	19,995	84,179

		456,274
China — 24.3%
Baidu, Inc. — ADR (a)	695	132,662
Bank of China Ltd., Class H	527,000	218,793
Brilliance China Automotive Holdings Ltd.	102,000	105,685
China Mobile Ltd.	16,500	182,737
China Petroleum & Chemical Corp. — ADR	1,650	107,497
CNOOC Ltd.	132,000	154,050
Hengan International Group Co. Ltd.	20,500	178,552
Industrial & Commercial Bank of China Ltd., Class H	221,000	123,798
Tencent Holdings Ltd.	8,400	171,733

		1,375,507
Greece — 3.4%
Alpha Bank AE (a)	37,161	81,917
OPAP SA	16,253	113,791

		195,708
Hong Kong — 1.3%
Melco Crown Entertainment Ltd. — ADR	4,417	72,925
India — 7.8%
Dr. Reddy’s Laboratories Ltd. — ADR	2,638	119,211
ICICI Bank Ltd. — ADR	24,177	173,107
Mahindra & Mahindra Ltd. — GDR	8,310	148,985

		441,303
Indonesia — 5.0%
Astra International Tbk PT	354,000	193,499
Bank Central Asia Tbk PT	88,900	89,129

		282,628
Poland — 4.2%
KGHM Polska Miedz SA	3,752	76,370

Common Stocks	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	17,005	$161,833

		238,203
Russia — 10.1%
Mail.Ru Group Ltd. — GDR (a)	9,384	203,633
MMC Norilsk Nickel PJSC — ADR	7,424	95,672
Sberbank of Russia	56,995	93,024
Sberbank of Russia — ADR	6,927	48,087
VimpelCom, Ltd., ADR	31,165	132,763

		573,179
South Africa — 1.7%
Mr Price Group Ltd.	8,217	98,643
South Korea — 13.0%
LG Corp.	2,427	145,399
Lotte Shopping Co., Ltd.	407	89,387
NAVER Corp.	214	119,256
POSCO	485	92,518
Shinhan Financial Group Co., Ltd.	2,726	95,955
SK Hynix, Inc.	5,424	133,526
Wonik IPS Co. Ltd. (a)	6,078	59,303

		735,344
Thailand — 7.4%
Central Pattana PCL — NVDR	95,900	140,107
PTT PCL — NVDR	22,400	177,825
Thai Oil PCL — NVDR	50,500	99,237

		417,169
United States — 5.5%
Cognizant Technology Solutions Corp., Class A (a)	2,385	149,539
Luxoft Holding, Inc. (a)	2,939	161,733

		311,272
Total Long-Term Investments (Cost — $4,896,256) — 95.3%		5,403,185

Short-Term Securities
Money Market Funds
BlackRock Premier Government Institutional Fund, 0.15% (b)(c)	105,929	105,929
Total Short-Term Securities (Cost — $105,929) — 1.9%		105,929

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2016	1

Schedule of Investments (continued)

Total Investments (Cost — $5,002,185) — 97.2%	5,509,114
Other Assets Less Liabilities — 2.8%	157,331

Net Assets — 100.0%	$5,666,445

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,002,185

Gross unrealized appreciation	$513,997
Gross unrealized depreciation	(7,068)

Net unrealized appreciation	$506,929

Notes to Schedule of Investments

(a)	Non income producing security

(b)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at March 31, 2016	Income
BlackRock Premier Government Institutional Fund	105,929	[1]	105,929	$61

[1]	Represents net shares purchased.

(c)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-voting Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps:1

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities
Long/Short:	Credit Suisse International	4/08/17	$325,617	$41,644	$367,261

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-400 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD 1 Day LIBOR

USD 1 Month LIBOR

2	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International: 4/08/17

	Shares	Value
Reference Entity — Long
China
China Life Insurance Company Co.	16,051	$196,933
Spain
Telefonica S.A.	14,853	165,673
Turkey
BIM Birlesik Magazalar A.S.	4,458	96,551
Coca-Cola Icecek AS	9,235	134,586
Turkiye Halk Bankasi AS	45,920	171,654

		402,791
Total Reference Entity — Long		765,397

Reference Entity — Short
China
AIA Group Ltd.	(18,800)	(106,609)
Indonesia
Telekomunikasi Indonesia — ADR	(1,755)	(88,992)
Qatar
Industries Qatar Q.S.C.	(3,308)	(98,118)
South Africa
Tiger Brands Ltd.	(4,713)	(104,417)
Total Reference Entity — Short		(398,136)
Net Value of Reference Entity — Credit Suisse International		$367,261

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2016	3

Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,709,345	$3,693,840	—	$5,403,185
Short-Term Securities	105,929	—	—	105,929

Total	$1,815,274	$3,693,840	—	$5,509,114

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	—	$41,644	—	$41,644

[1] Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

4	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Short-Term Inflation-Protected Securities Index Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Inflation Protected Security:
0.13%, 4/15/16	$38	$37,573
2.50%, 7/15/16	70	71,659
2.38%, 1/15/17	41	42,372
0.13%, 4/15/17	99	100,222
2.63%, 7/15/17	34	36,109
1.63%, 1/15/18	40	41,385
0.13%, 4/15/18	102	104,298
1.38%, 7/15/18	38	40,568
2.13%, 1/15/19	33	35,736
0.13%, 4/15/19	111	113,613
1.88%, 7/15/19	39	42,215
1.38%, 1/15/20	44	46,912
0.13%, 4/15/20	111	113,612
1.25%, 7/15/20	65	70,064
1.13%, 1/15/21	81	86,799
Total U.S. Treasury Obligations (Cost — $967,573) — 96.8%		983,137

Short-Term Securities — 2.5%	Shares
BlackRock Premier Government Institutional Fund, 0.15% (Cost — $967,573) (a)(b)	25,777	25,777
Total Investments (Cost — $993,350*) — 99.3%		1,008,914
Other Assets Less Liabilities — 0.7%		6,638

Net Assets — 100.0%		$1,015,552

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$993,350

Gross unrealized appreciation		$15,564
Gross unrealized depreciation		—

Net unrealized appreciation		$15,564

BLACKROCK SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND	MARCH 31, 2016	1

Schedule of Investments (concluded)	BlackRock Short-Term Inflation-Protected Securities Index Fund

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 16, 2016[1]	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Premier Government Institutional Fund	—	25,777	25,777	$5
[1] Commencement of operations.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$983,137	—	$983,137
Short-Term Securities	$25,777	—	—	25,777

Total investments	$25,777	$983,137	—	$1,008,914

During the period ended March 31, 2016, there were no transfers between levels.

2	BLACKROCK SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND	MARCH 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: May 23, 2016